UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40 Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 26.8%
Automobiles & Components – 0.5%
Delphi Corp.(a)
$75,000	5.000%		02/15/23	$ 77,438
Ford Motor Credit Co. LLC
525,000	3.984		06/15/16	554,747

				632,185

Banks – 6.8%
Abbey National Treasury Services PLC
175,000	2.875		04/25/14	177,075
ANZ Capital Trust II(a)(b)
425,000	5.360		12/15/15	427,550
Bank of America Corp.
225,000	6.000		09/01/17	255,644
200,000	5.750		12/01/17	226,069
100,000	5.625		07/01/20	111,918
Barclays Bank PLC(b)
125,000	6.050		12/04/17	138,849
Capital One Financial Corp.
225,000	1.000		11/06/15	223,485
CBA Capital Trust II(a)(b)(c)
325,000	6.024		12/31/49	340,437
Citigroup, Inc.
375,000	5.000		09/15/14	389,241
150,000	3.375		03/01/23	142,269
Compass Bank
175,000	5.500		04/01/20	177,120
ING Bank NV(b)
450,000	2.000		09/25/15	456,125
Intesa Sanpaolo SpA
225,000	3.125		01/15/16	224,992
JPMorgan Chase & Co.
450,000	4.400		07/22/20	473,822
100,000	3.250		09/23/22	94,258
Merrill Lynch & Co., Inc.
325,000	6.400		08/28/17	373,345
Mizuho Corporate Bank Ltd.(b)
200,000	2.550		03/17/17	203,154
Morgan Stanley & Co.
200,000	6.250		08/28/17	227,037
550,000	5.950		12/28/17	620,925
Regions Bank
250,000	7.500		05/15/18	294,358
Regions Financial Corp.
325,000	5.750		06/15/15	347,990
Resona Bank Ltd.(a)(b)(c)
650,000	5.850		12/31/49	695,500
Royal Bank of Scotland Group PLC
250,000	2.550		09/18/15	254,932
Royal Bank of Scotland Group PLC(a)(c)
100,000	9.500		03/16/22	115,140
Santander Holdings USA, Inc.
75,000	3.000	(a)	09/24/15	76,988
165,000	4.625		04/19/16	173,085
Standard Chartered PLC(b)
150,000	5.500		11/18/14	157,725
Union Bank NA
425,000	2.125		06/16/17	425,523
Wachovia Bank NA
300,000	6.600		01/15/38	366,032

				8,190,588

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – 0.1%
Eastman Chemical Co.
$150,000	2.400%	06/01/17	$ 151,737

Construction Machinery – 0.2%
Caterpillar, Inc.
250,000	3.803	08/15/42	214,019

Diversified Manufacturing – 0.2%
Xylem, Inc.
250,000	3.550	09/20/16	262,406

Electric – 1.1%
Florida Power & Light Co.(a)
193,000	4.125	02/01/42	179,396
NV Energy, Inc.
200,000	6.250	11/15/20	232,769
PPL WEM Holdings PLC(a)(b)
220,000	5.375	05/01/21	237,848
Progress Energy, Inc.
350,000	7.000	10/30/31	417,691
Puget Sound Energy, Inc. Series A(a)(c)
75,000	6.974	06/01/67	78,000
Southern California Edison Co.(a)
175,000	4.050	03/15/42	159,270

			1,304,974

Energy – 3.1%
BG Energy Capital PLC(a)(c)
325,000	6.500	11/30/72	347,750
CNOOC Curtis Funding No. 1 Pty Ltd.(b)(d)
200,000	4.500	10/03/23	201,538
Dolphin Energy Ltd.(b)
170,712	5.888	06/15/19	188,440
200,000	5.500	12/15/21	218,000
Ecopetrol SA
50,000	5.875	09/18/23	52,233
Gazprom OAO Via Gaz Capital SA(e)
350,000	9.250	04/23/19	428,750
Nexen, Inc.
130,000	6.400	05/15/37	142,064
Pemex Project Funding Master Trust
150,000	6.625	06/15/35	159,000
Petrobras International Finance Co.
40,000	5.750	01/20/20	41,584
190,000	5.375	01/27/21	190,571
PTTEP Canada International Finance Ltd.(b)
240,000	5.692	04/05/21	255,422
Ras Laffan Liquefied Natural Gas Co. Ltd. III(b)
250,000	5.500	09/30/14	260,230
Rosneft Finance SA
140,000	7.875	03/13/18	161,875
Rosneft Oil Co. via Rosneft International Finance Ltd.(b)
200,000	4.199	03/06/22	184,250
Shell International Finance BV
200,000	4.550	08/12/43	196,434
Transocean, Inc.
375,000	6.500	11/15/20	417,870
Weatherford International Ltd.
175,000	9.625	03/01/19	220,889

			3,666,900

Entertainment – 0.1%
The Walt Disney Co.
140,000	3.700	12/01/42	119,455

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 0.8%
Mondelez International, Inc.
$200,000	6.500%	02/09/40	$ 235,354
Pernod-Ricard SA(b)
375,000	4.450	01/15/22	386,319
SABMiller Holdings, Inc.(b)
275,000	2.450	01/15/17	282,537

			904,210

Food & Staples Retailing – 0.1%
Walgreen Co.
175,000	1.800	09/15/17	175,399

Healthcare – 0.4%
Cigna Corp.
150,000	2.750	11/15/16	155,812
Coventry Health Care, Inc.
153,000	6.300	08/15/14	160,218
DENTSPLY International, Inc.
125,000	2.750	08/15/16	126,639

			442,669

Household & Personal Products – 0.6%
Avon Products, Inc.
325,000	4.600	03/15/20	336,035
Deere & Co.(a)
150,000	3.900	06/09/42	133,997
Kimberly-Clark Corp.
300,000	3.700	06/01/43	259,974

			730,006

Life Insurance – 0.7%
American International Group, Inc.
125,000	2.375	08/24/15	126,623
100,000	5.850	01/16/18	113,810
Genworth Financial, Inc.
75,000	8.625	12/15/16	89,031
75,000	7.200	02/15/21	86,721
125,000	7.625	09/24/21	147,830
The Northwestern Mutual Life Insurance Co.(b)
200,000	6.063	03/30/40	229,673

			793,688

Media Cable – 0.0%
Time Warner Cable, Inc.
50,000	5.000	02/01/20	50,488

Media Non Cable – 0.7%
NBCUniversal Media LLC
175,000	2.875	04/01/16	182,969
News America, Inc.(b)
375,000	5.400	10/01/43	376,619
WPP Finance UK
275,000	8.000	09/15/14	292,913

			852,501

Metals and Mining(b) – 0.7%
Glencore Funding LLC
125,000	1.700	05/27/16	123,164
175,000	2.500	01/15/19	164,041
Xstrata Finance Canada Ltd.
500,000	2.700	10/25/17	497,273

			784,478

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive-Financial – 0.6%
General Electric Capital Corp.
$300,000	5.875%		01/14/38	$ 327,684
International Lease Finance Corp.
375,000	5.750		05/15/16	395,625

				723,309

Pharmaceuticals – 0.8%
AbbVie, Inc.
650,000	1.750		11/06/17	645,155
Mylan, Inc.(a)(b)
250,000	7.875		07/15/20	285,313

				930,468

Pipelines – 1.3%
El Paso Pipeline Partners Operating Co. LLC(a)
275,000	5.000		10/01/21	290,435
Enterprise Products Operating LLC Series A(a)(c)
450,000	8.375		08/01/66	495,000
Enterprise Products Operating LLC Series B(a)(c)
125,000	7.034		01/15/68	138,750
Tennessee Gas Pipeline Co. LLC
200,000	8.375		06/15/32	263,184
TransCanada Pipelines Ltd.(a)(c)
325,000	6.350		05/15/67	333,125

				1,520,494

Real Estate Development – 0.3%
MDC Holdings, Inc.
200,000	5.625		02/01/20	207,163
125,000	6.000	(a)	01/15/43	108,426

				315,589

Real Estate Investment Trusts – 2.9%
Camden Property Trust
325,000	5.700		05/15/17	361,340
DDR Corp.
225,000	7.875		09/01/20	276,003
Developers Diversified Realty Corp.
375,000	7.500		04/01/17	439,407
ERP Operating LP(a)
275,000	4.625		12/15/21	289,519
HCP, Inc.
275,000	6.000		01/30/17	309,695
125,000	2.625	(a)	02/01/20	118,653
Health Care REIT, Inc.
375,000	2.250		03/15/18	371,079
Healthcare Realty Trust, Inc.
350,000	5.750		01/15/21	380,572
Kilroy Realty LP
275,000	5.000		11/03/15	295,680
150,000	3.800	(a)	01/15/23	140,713
Simon Property Group LP(a)
350,000	10.350		04/01/19	478,687

				3,461,348

Technology – 0.5%
Hewlett-Packard Co.
250,000	3.000		09/15/16	257,682
150,000	2.600		09/15/17	151,748
NetApp, Inc.
250,000	2.000		12/15/17	245,134

				654,564

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Tobacco – 0.3%
Imperial Tobacco Finance PLC(b)
$400,000	2.050%	02/11/18	$ 390,044

Transportation – 0.6%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
250,000	3.125	05/11/15	257,153
225,000	2.500	03/15/16	229,443
United Parcel Service, Inc.
300,000	3.625	10/01/42	255,088

			741,684

Wirelines Telecommunications – 3.4%
American Tower Corp.
150,000	4.700	03/15/22	145,746
125,000	3.500	01/31/23	109,710
AT&T, Inc.
425,000	2.950	05/15/16	444,079
75,000	2.625 (a)	12/01/22	66,892
Telefonica Emisiones SAU
175,000	3.192	04/27/18	172,302
100,000	5.462	02/16/21	102,084
Verizon Communications, Inc.
450,000	3.650	09/14/18	475,041
975,000	4.500	09/15/20	1,040,545
1,050,000	5.150	09/15/23	1,127,983
300,000	6.550	09/15/43	339,209

			4,023,591

TOTAL CORPORATE OBLIGATIONS			$ 32,036,794

Mortgage-Backed Obligations – 36.3%
Adjustable Rate Non-Agency(a)(c) – 1.1%
Countrywide Alternative Loan Trust Series 2005-38, Class A1
$218,643	1.653%	09/25/35	$ 184,490
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
798,038	0.389	05/25/46	648,862
Lehman XS Trust Series 2005-7N, Class 1A1A
306,220	0.449	12/25/35	266,461
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
419,318	1.003	12/25/46	241,004

			1,340,817

Collateralized Mortgage Obligations – 9.9%
Agency Multi-Family – 5.6%
FHLMC Multifamily Structured Pass Through Certificates Series K027, Class A2
600,000	2.630	01/25/23	570,988
FHLMC Multifamily Structured Pass Through Certificates Series K028, Class A2
1,200,000	3.111	02/25/23	1,187,760
FHLMC Multifamily Structured Pass Through Certificates Series K031, Class A2
400,000	3.300	04/25/23	398,820
FNMA
380,485	2.800	03/01/18	397,277
1,064,860	3.864	05/01/18	1,153,657
320,000	3.968	05/01/18	346,799

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations— (continued)
Agency Multi-Family – (continued)
	$800,000	4.656%	06/01/19	$ 882,473
	100,000	1.520	12/25/19	99,546
	192,124	3.530	10/01/20	201,045
	192,361	3.753	12/01/20	203,418
	966,443	3.888	12/01/20	1,030,605
	100,000	2.349	05/25/22	93,644
GNMA
	159,318	3.950	07/15/25	167,808

				6,733,840

Covered Bond – 1.5%
Abbey National Treasury Services PLC(c)
GBP	200,000	2.112	02/16/15	329,252
Northern Rock Asset Management PLC(b)
	$900,000	5.625	06/22/17	1,021,086
Sparebank 1 Boligkreditt AS(b)
	500,000	2.625	05/27/16	519,959

				1,870,297

Regular Floater(c) – 2.5%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	428,629	0.642	09/20/66	555,011
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(b)
	$89,873	0.472	09/20/66	85,061
Aire Valley Mortgages PLC Series 2006-1X
EUR	80,649	0.522	09/20/66	104,056
Granite Master Issuer PLC Series 2003-3, Class 3A
GBP	48,898	0.890	01/20/44	78,403
Granite Master Issuer PLC Series 2005-2, Class A7
	27,795	0.811	12/20/54	44,369
Granite Master Issuer PLC Series 2006-1X, Class A7
	305,748	0.731	12/20/54	488,057
Granite Master Issuer PLC Series 2006-3, Class A4
	$1,222,994	0.260	12/20/54	1,204,675
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	27,795	0.347	12/20/54	37,159
Granite Master Issuer PLC Series 2007-1, Class 3A2
	83,386	0.327	12/20/54	111,477
Leek Finance Number Eighteen PLC Series 18X, Class A2B
	$213,204	0.510	09/21/38	216,802
Leek Finance Number Seventeen PLC Series 17X, Class A2C
EUR	35,664	0.501	12/21/37	49,654

				2,974,724

Sequential Fixed Rate – 0.3%
National Credit Union Administration Guaranteed Notes Series A4
	$300,000	3.000	06/12/19	316,242

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 11,895,103

Commercial Mortgage-Backed Securities – 0.9%
Sequential Fixed Rate – 0.9%
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4(f)
	$300,000	5.993%	08/10/45	$ 332,179
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4
	800,000	2.858	11/15/45	754,550

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 1,086,729

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations— (continued)
Federal Agencies – 24.4%
Adjustable Rate FHLMC(c) – 1.1%
$1,281,930	2.407%	09/01/35	$ 1,363,429

Adjustable Rate FNMA(c) – 1.5%
367,692	2.119	05/01/33	381,157
628,635	2.333	05/01/35	667,059
638,246	2.590	09/01/35	676,842

			1,725,058

FHLMC – 4.0%
10,990	7.500	06/01/15	11,390
17,146	7.000	07/01/16	17,357
208,035	5.500	02/01/18	224,566
20,109	5.500	04/01/18	21,707
7,603	4.500	09/01/18	8,055
31,922	5.500	09/01/18	34,459
1,560	9.500	08/01/19	1,591
43	9.500	08/01/20	44
87,628	6.500	10/01/20	96,949
18,191	4.500	07/01/24	19,403
99,273	4.500	11/01/24	106,044
18,957	4.500	12/01/24	20,232
28,199	6.000	03/01/29	31,249
178	6.000	04/01/29	197
23,239	7.500	12/01/29	26,859
206,754	7.000	05/01/32	233,679
482	6.000	08/01/32	532
122,000	7.000	12/01/32	137,887
10,168	5.000	10/01/33	10,991
13,604	5.000	07/01/35	14,687
182,644	5.000	08/01/35	196,666
17,265	5.000	12/01/35	18,688
156,940	5.500	01/01/37	169,547
966,578	5.000	03/01/38	1,040,800
1,002,475	5.000	12/01/38	1,078,544
5,331	5.000	02/01/39	5,739
136,522	5.500	03/01/39	147,523
951,317	5.000	09/01/39	1,024,005
14,550	5.000	06/01/41	15,935

			4,715,325

FNMA – 14.6%
16,282	7.500	08/01/15	16,445
11,847	6.000	04/01/16	12,666
24,705	6.500	05/01/16	25,854
38,224	6.500	09/01/16	40,456
49,690	6.500	11/01/16	52,669
10,468	7.500	04/01/17	10,952
225,340	5.500	02/01/18	238,750
211,165	5.000	05/01/18	223,644
19,346	6.500	08/01/18	21,382
107,568	7.000	08/01/18	118,183
395,168	4.521	06/01/21	432,562
2,353	5.000	06/01/23	2,499
74,607	5.000	08/01/23	80,871
237,040	5.500	09/01/23	255,819
59,274	5.500	10/01/23	64,113
16,555	4.500	07/01/24	17,697
221,555	4.500	11/01/24	236,943
94,102	4.500	12/01/24	100,648
78	7.000	07/01/25	78
634	7.000	11/01/25	642
23,408	9.000	11/01/25	28,508

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations— (continued)
FNMA – (continued)
$80,663	7.000%	08/01/26	$ 88,861
762	7.000	08/01/27	877
7,632	7.000	09/01/27	8,786
23,596	6.000	12/01/27	25,975
266	7.000	01/01/28	307
151,662	6.000	02/01/29	167,584
140,363	6.000	06/01/29	155,191
44,017	8.000	10/01/29	53,763
11,606	7.000	12/01/29	13,357
66,142	5.000	01/01/30	72,172
1,452	8.500	04/01/30	1,796
7,184	8.000	05/01/30	7,994
357	8.500	06/01/30	411
13,303	7.000	05/01/32	15,306
104,434	7.000	06/01/32	119,901
136,024	7.000	08/01/32	156,170
33,066	8.000	08/01/32	38,327
6,489	5.000	08/01/33	7,065
503,900	5.000	09/01/33	550,446
6,256	5.500	09/01/33	6,860
1,247,349	5.000	12/01/33	1,362,568
2,352	5.500	02/01/34	2,569
399	5.500	04/01/34	436
34,818	5.000	12/01/34	37,788
15,942	5.500	12/01/34	17,413
49,946	5.000	04/01/35	54,307
116,277	6.000	04/01/35	128,555
2,822	5.500	09/01/35	3,081
205	5.500	02/01/37	223
331	5.500	04/01/37	360
351	5.500	05/01/37	382
415,086	5.500	08/01/37	452,812
528	5.500	03/01/38	575
482	5.500	06/01/38	525
590	5.500	07/01/38	643
479	5.500	08/01/38	522
348	5.500	09/01/38	379
8,663	5.500	10/01/38	9,441
229	5.500	12/01/38	249
226,702	5.000	01/01/39	246,707
46,057	4.500	08/01/39	49,513
455,815	4.000	09/01/40	478,038
145,781	6.000	05/01/41	160,046
230,132	3.000	08/01/42	225,035
205,648	3.000	09/01/42	201,094
70,395	3.000	11/01/42	68,836
1,091,162	3.000	12/01/42	1,066,998
861,527	3.000	01/01/43	842,443
342,682	3.000	02/01/43	335,081
378,297	3.000	03/01/43	369,906
459,280	3.000	04/01/43	449,093
320,815	3.000	05/01/43	313,699
3,000,000	3.000	TBA-30yr(g)	2,931,797
3,000,000	4.000	TBA-30yr(g)	3,146,718
1,000,000	4.500	TBA-30yr(g)	1,068,125

			17,498,487

GNMA – 3.2%
5,528	7.000	10/15/25	6,152
14,099	7.000	11/15/25	15,803
2,398	7.000	02/15/26	2,667
8,076	7.000	04/15/26	8,885

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations— (continued)
GNMA – (continued)
	$3,906	7.000%	03/15/27	$ 4,189
	82,470	7.000	11/15/27	89,730
	4,742	7.000	01/15/28	5,521
	33,324	7.000	02/15/28	38,798
	8,198	7.000	03/15/28	9,545
	3,786	7.000	04/15/28	4,408
	515	7.000	05/15/28	599
	7,492	7.000	06/15/28	8,723
	18,010	7.000	07/15/28	20,969
	13,851	7.000	08/15/28	16,127
	16,027	7.000	09/15/28	18,660
	2,707	7.000	11/15/28	3,152
	4,392	7.500	11/15/30	4,460
	594	7.000	12/15/31	690
	344,402	6.000	08/20/34	384,676
	1,000,000	4.000	TBA-30yr(g)	1,054,688
	1,000,000	4.500	TBA-30yr(g)	1,077,656
	1,000,000	5.000	TBA-30yr(g)	1,086,719

				3,862,817

TOTAL FEDERAL AGENCIES				$ 29,165,116

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 43,487,765

Agency Debentures – 6.4%
Federal Home Loan Banks
	$600,000	2.125%	06/09/23	$ 535,852
	300,000	3.250	06/09/23	303,463
FHLMC
EUR	300,000	4.375	01/15/14	410,076
	$800,000	0.875	03/07/18	781,815
	600,000	1.250	10/02/19	573,643
	700,000	2.375	01/13/22	681,212
FNMA
	1,600,000	0.625	10/30/14	1,607,749
	1,000,000	1.875	09/18/18	1,012,089
	400,000	6.250	05/15/29	511,951
Tennessee Valley Authority
	700,000	1.750	10/15/18	698,748
	500,000	5.375	04/01/56	551,250

TOTAL AGENCY DEBENTURES				$ 7,667,848

Asset-Backed Securities – 7.9%
Collateralized Loan Obligations(c) – 6.2%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(b)
	$965,558	0.915%	11/01/18	$ 939,461
Acis CLO Ltd. Series 2013-1A(b)
	1,500,000	1.493	04/18/24	1,463,980
Acis CLO Ltd. Series 2013-2A(b)
	950,000	1.167	10/14/22	917,702
Acis CLO Ltd. Series 2013-2A, Class A(b)
	150,000	0.716	10/14/22	145,050
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)
	246,643	0.514	04/29/19	239,775
Ocean Trails CLO I Series 2006-1X, Class A1
	1,984,502	0.519	10/12/20	1,941,945
OFSI Fund V Ltd. Series 2013-5A(b)
	950,000	1.594	04/17/25	940,774

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Red River CLO Ltd. Series 1A, Class A(b)
	$864,357	0.535%		07/27/18	$ 846,354

					7,435,041

Home Equity – 0.2%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	100,538	7.000		09/25/37	96,384
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(a)
	145,968	7.000		09/25/37	141,264

					237,648

Student Loans(c) – 1.5%
Access Group, Inc. Series 2005-2, Class A3(a)
	496,881	0.442		11/22/24	490,581
College Loan Corp. Trust Series 2004-1, Class A4
	300,000	0.456		04/25/24	284,710
College Loan Corp. Trust Series 2006-1, Class A3
	1,000,000	0.356		10/25/25	991,761

					1,767,052

TOTAL ASSET-BACKED SECURITIES					$ 9,439,741

Foreign Debt Obligations – 4.7%
Sovereign – 3.6%
Chile Government International Bond
	$150,000	3.625%		10/30/42	$ 122,250
Colombia Government International Bond
	209,000	4.375		07/12/21	215,792
	280,000	4.000		02/26/24	273,000
Indonesia Government International Bond
	200,000	6.125	(b)	03/15/19	206,750
	200,000	5.375	(b)	10/17/23	199,000
	230,000	8.500		10/12/35	278,875
Mexico Government International Bond
	250,000	4.750		03/08/44	226,250
Russian Federation(b)
	400,000	4.875		09/16/23	410,000
Slovenia Government International Bond(b)
	210,000	5.500		10/26/22	195,825
Turkey Government International Bond
	100,000	5.625		03/30/21	104,500
	400,000	6.250		09/26/22	429,500
United Kingdom Treasury Gilt
GBP	1,000,000	2.750		01/22/15	1,667,966

					4,329,708

Supranational – 1.1%
Inter-American Development Bank
	200,000	1.000		02/27/18	194,368
International Finance Corp.
	1,100,000	0.875		06/15/18	1,067,944

					1,262,312

TOTAL FOREIGN DEBT OBLIGATIONS					$ 5,592,020

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 2.9%
California – 0.9%
California State University Systemwide RB Refunding Series 2012 A(a)
$265,000	5.000%	11/01/37	$ 275,979
California State Various Purpose GO Bonds Series 2010
140,000	7.950 (a)	03/01/36	162,101
105,000	7.625	03/01/40	137,284
California State Various Purpose GO Bonds Series 2013(a)
250,000	5.000	04/01/37	258,595
250,000	5.000	04/01/43	255,882

			1,089,841

Illinois – 0.2%
Illinois State GO Bonds for Build America Bonds Series 2010-5
250,000	7.350	07/01/35	265,825

New York – 0.9%
New York City Municipal Finance Authority Water and Sewer System RB Series 2012 BB(a)
250,000	5.000	06/15/47	257,795
New York State Urban Development Corp. RB for State Personal Income Tax Series 2011 A(a)
250,000	5.000	03/15/35	262,837
Rensselaer Polytechnic Institute Taxable Bonds Series 2010
475,000	5.600	09/01/20	519,089

			1,039,721

North Carolina – 0.5%
North Carolina State University RB Refunding Bonds Series 2013 A(a)
490,000	5.000	10/01/42	516,813

Ohio – 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
250,000	6.270	02/15/50	257,385

Washington(a) – 0.2%
Washington Motor Vehicle Fuel Tax GO Bonds Series 2014 B
250,000	5.000	08/01/34	265,955

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 3,435,540

Government Guarantee Obligations – 0.9%
Achmea Hypotheekbank NV(b)(h)
$105,000	3.200%	11/03/14	$ 108,183
Israel Government AID Bond(i)
400,000	5.500	09/18/23	476,856
100,000	5.500	12/04/23	119,544
100,000	5.500	04/26/24	119,641
Kommunalbanken AS(b)(h)
300,000	1.000	09/26/17	295,840

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 1,120,064

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – 18.5%
United States Treasury Bond
$1,200,000	3.625%		08/15/43	$ 1,186,224
United States Treasury Inflation-Protected Securities
758,532	2.000		01/15/14	762,324
1,324,536	1.250		04/15/14	1,336,126
404,808	0.125		01/15/23	393,866
United States Treasury Notes
2,400,000	0.250		09/30/15	2,396,439
600,000	0.625		04/30/18	583,254
3,800,000	1.000		05/31/18	3,751,398
1,500,000	1.375		09/30/18	1,498,920
5,000,000	1.625	(j)	11/15/22	4,629,100
4,700,000	1.750		05/15/23	4,355,020
United States Treasury Principal-Only STRIPS(k)
1,900,000	0.000		11/15/27	1,186,341

TOTAL U.S. TREASURY OBLIGATIONS				$ 22,079,012

TOTAL INVESTMENTS – 104.4%				$124,858,784

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.4)%				(5,256,675)

NET ASSETS – 100.0%				$119,602,109

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,721,447, which represents approximately 13.1% of net assets as of September 30, 2013.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(d)	When-issued security.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at September 30, 2013.

(f)	Interest is based on the wieghted net interest rate of the collateral.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

(g)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,365,703 which represents approximately 8.7% of net assets as of September 30, 2013.

(h)	Guaranteed by a foreign government. Total market value of these securities amounts to $404,023, which represents 0.3% of net assets as of September 30, 2013.

(i)	Guaranteed by the United States Government. Total market value of these securities amounts to $716,041, which represents 0.6% of net assets as of September 30, 2013.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
RB	— Revenue Bond
RMKT	— Remarketed
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
UK	— United Kingdom

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	EUR/USD	12/18/13	$101,484	$2,331
Barclays Bank PLC	EUR/USD	12/18/13	100,131	1,547
	GBP/EUR	12/18/13	404,455	2,577
	NOK/USD	12/18/13	126,655	1,551
BNP Paribas SA	GBP/USD	12/18/13	620,558	22,126
Citibank NA	EUR/USD	12/18/13	399,172	674
	GBP/EUR	12/18/13	200,369	106
	NZD/USD	12/18/13	99,128	1,274
Credit Suisse International	JPY/USD	12/18/13	100,670	670
HSBC Bank PLC	EUR/SEK	12/18/13	100,131	114
JPMorgan Chase Bank NA	EUR/NOK	12/18/13	399,172	7,043
	EUR/USD	12/18/13	399,172	4,631
	JPY/USD	12/18/13	199,649	649
Royal Bank of Scotland	GBP/USD	12/18/13	100,315	2,596
Standard Chartered Bank	USD/JPY	12/18/13	99,516	484
State Street Bank	GBP/EUR	12/18/13	201,787	171
	JPY/USD	12/18/13	399,519	519
Westpac Banking Corp.	AUD/USD	12/18/13	300,238	5,783
	NZD/AUD	12/18/13	100,514	1,200
	USD/AUD	12/18/13	394,470	2,234

TOTAL				$58,280

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	USD/EUR	12/18/13	$400,525	$(5,366)
Barclays Bank PLC	EUR/GBP	12/18/13	100,131	(126)
	NOK/EUR	12/18/13	96,999	(3,132)
BNP Paribas SA	EUR/GBP	12/18/13	610,259	(5,300)
	USD/JPY	12/18/13	403,343	(3,590)
Citibank NA	EUR/GBP	12/18/13	101,484	(755)
	USD/CAD	12/18/13	485,431	(863)
	USD/EUR	12/18/13	558,627	(8,971)
	USD/JPY	12/18/13	99,015	(15)
Credit Suisse International	EUR/CHF	12/18/13	100,131	(1,150)
Deutsche Bank AG (London)	AUD/USD	12/18/13	195,843	(60)
	USD/EUR	12/18/13	200,262	(662)
HSBC Bank PLC	USD/AUD	12/18/13	99,314	(1,329)
	USD/SEK	12/18/13	325,482	(4,502)
JPMorgan Chase Bank NA	NOK/EUR	12/18/13	298,341	(6,112)
	USD/EUR	10/25/13	1,133,553	(23,757)
	USD/EUR	12/18/13	637,322	(3,090)
Morgan Stanley Co., Inc.	NZD/USD	12/18/13	195,779	(2,475)
Royal Bank of Canada	CAD/USD	12/18/13	492,989	(3,011)
	USD/GBP	10/24/13	2,874,380	(68,461)
	USD/CAD	12/18/13	99,575	(75)
	USD/NZD	12/18/13	199,942	(7,342)
Royal Bank of Scotland	USD/GBP	12/18/13	200,630	(648)
State Street Bank	NOK/EUR	12/18/13	201,087	(6,586)
	USD/CHF	12/18/13	401,663	(11,214)
	USD/EUR	12/18/13	100,131	(17)
	USD/JPY	12/18/13	100,878	(1,878)
Westpac Banking Corp.	AUD/USD	12/18/13	389,830	(4,424)
	EUR/USD	12/18/13	198,909	(195)
	USD/AUD	12/18/13	101,610	(538)

TOTAL				$(175,644)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(g)	Settlement Date	Principal Amount	Value

FHLMC	5.000%	TBA-30yr	10/10/13	$(1,000,000)	$(1,078,594)
FNMA	5.000%	TBA-30yr	10/10/13	(2,000,000)	(2,169,062)

TOTAL (Proceeds Receivable: $3,231,797)					$(3,247,656)

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
U.S. Long Bond	(44)	December 2013	$(5,868,500)	$(70,106)
U.S. Ultra Long Treasury Bonds	19	December 2013	2,699,781	5,784
2 Year U.S. Treasury Notes	26	December 2013	5,726,906	15,399
5 Year U.S. Treasury Notes	120	December 2013	14,525,625	173,904
10 Year U.S. Treasury Notes	(78)	December 2013	(9,858,469)	(77,117)

TOTAL				$47,864

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$123,776,159

Gross unrealized gain	2,939,874
Gross unrealized loss	(1,857,249)

Net unrealized security gain	$1,082,625

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Automobiles & Components – 1.2%
1,415	BorgWarner, Inc.	$ 143,467
3,345	Delphi Automotive PLC	195,415
47,092	Ford Motor Co.	794,442
11,323	General Motors Co.*	407,288
2,674	Harley-Davidson, Inc.	171,778
8,227	Johnson Controls, Inc.	341,421
2,985	The Goodyear Tire & Rubber Co.*	67,013

		2,120,824

Banks – 2.9%
8,354	BB&T Corp.	281,948
2,265	Comerica, Inc.	89,037
10,546	Fifth Third Bancorp	190,250
5,842	Hudson City Bancorp, Inc.	52,870
10,198	Huntington Bancshares, Inc.	84,236
11,151	KeyCorp	127,121
1,490	M&T Bank Corp.	166,761
3,672	People’s United Financial, Inc.	52,803
17,150	Regions Financial Corp.	158,809
6,488	SunTrust Banks, Inc.	210,341
6,341	The PNC Financial Services Group, Inc.	459,406
22,062	U.S. Bancorp	807,028
58,129	Wells Fargo & Co.	2,401,890
2,189	Zions Bancorporation	60,022

		5,142,522

Capital Goods – 8.1%
7,811	3M Co.	932,712
2,938	AMETEK, Inc.	135,207
7,654	Caterpillar, Inc.	638,114
2,072	Cummins, Inc.	275,307
6,969	Danaher Corp.	483,091
4,631	Deere & Co.	376,917
2,065	Dover Corp.	185,499
5,724	Eaton Corp. PLC	394,040
8,616	Emerson Electric Co.	557,455
3,294	Fastenal Co.	165,524
1,770	Flowserve Corp.	110,430
1,982	Fluor Corp.	140,643
3,997	General Dynamics Corp.	349,818
122,514	General Electric Co.	2,926,860
9,353	Honeywell International, Inc.	776,673
5,027	Illinois Tool Works, Inc.	383,409
3,210	Ingersoll-Rand PLC	208,457
1,539	Jacobs Engineering Group, Inc.*	89,539
1,284	Joy Global, Inc.	65,535
1,110	L-3 Communications Holdings, Inc.	104,895
3,175	Lockheed Martin Corp.	404,971
4,447	Masco Corp.	94,632
2,769	Northrop Grumman Corp.	263,775
4,243	PACCAR, Inc.	236,165
1,352	Pall Corp.	104,158
1,827	Parker Hannifin Corp.	198,632
2,484	Pentair Ltd. (Registered)	161,311
1,771	Precision Castparts Corp.	402,442
2,589	Quanta Services, Inc.*	71,223
3,903	Raytheon Co.	300,804
1,708	Rockwell Automation, Inc.	182,654
1,650	Rockwell Collins, Inc.	111,969

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
1,177	Roper Industries, Inc.	$ 156,388
722	Snap-on, Inc.	71,839
1,944	Stanley Black & Decker, Inc.	176,068
3,365	Textron, Inc.	92,908
8,350	The Boeing Co.	981,125
10,140	United Technologies Corp.	1,093,295
709	W.W. Grainger, Inc.	185,552
2,137	Xylem, Inc.	59,686

		14,649,722

Commercial & Professional Services – 0.7%
1,254	Cintas Corp.	64,205
1,446	Equifax, Inc.	86,543
2,026	Iron Mountain, Inc.	54,743
2,600	Nielsen Holdings NV	94,770
2,600	Pitney Bowes, Inc.	47,294
3,266	Republic Services, Inc.	108,954
1,757	Robert Half International, Inc.	68,576
1,067	Stericycle, Inc.*	123,132
2,406	The ADT Corp.*	97,828
478	The Dun & Bradstreet Corp.	49,640
5,575	Tyco International Ltd.	195,013
5,338	Waste Management, Inc.	220,139

		1,210,837

Consumer Durables & Apparel – 1.2%
3,388	Coach, Inc.	184,748
3,336	D.R. Horton, Inc.	64,818
639	Fossil Group, Inc.*	74,277
1,400	Garmin Ltd.	63,266
823	Harman International Industries, Inc.	54,507
1,385	Hasbro, Inc.	65,289
1,800	Leggett & Platt, Inc.	54,270
1,923	Lennar Corp. Class A	68,074
4,086	Mattel, Inc.	171,040
3,478	Newell Rubbermaid, Inc.	95,645
8,997	NIKE, Inc. Class B	653,542
4,072	PulteGroup, Inc.	67,188
943	PVH Corp.	111,925
735	Ralph Lauren Corp.	121,077
1,057	VF Corp.	210,396
963	Whirlpool Corp.	141,022

		2,201,084

Consumer Services – 1.8%
5,398	Carnival Corp.	176,191
377	Chipotle Mexican Grill, Inc.*	161,620
1,566	Darden Restaurants, Inc.	72,490
3,300	H&R Block, Inc.	87,978
3,036	International Game Technology	57,472
2,873	Marriott International, Inc. Class A	120,838
12,048	McDonald’s Corp.	1,159,138
9,026	Starbucks Corp.	694,731
2,386	Starwood Hotels & Resorts Worldwide, Inc.	158,550
1,694	Wyndham Worldwide Corp.	103,283
983	Wynn Resorts Ltd.	155,324
5,380	Yum! Brands, Inc.	384,078

		3,331,693

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – 6.9%
11,162	American Express Co.	$ 842,954
2,431	Ameriprise Financial, Inc.	221,415
129,433	Bank of America Corp.	1,786,175
1,511	BlackRock, Inc.	408,907
7,049	Capital One Financial Corp.	484,548
36,573	Citigroup, Inc.	1,774,156
3,719	CME Group, Inc.	274,760
5,759	Discover Financial Services	291,060
3,050	E*TRADE Financial Corp.*	50,325
4,831	Franklin Resources, Inc.	244,207
892	IntercontinentalExchange, Inc.*	161,827
5,385	Invesco Ltd.	171,782
45,171	JPMorgan Chase & Co.	2,334,889
1,279	Legg Mason, Inc.	42,770
3,475	Leucadia National Corp.	94,659
3,314	McGraw Hill Financial, Inc.	217,365
2,320	Moody’s Corp.	163,166
16,532	Morgan Stanley	445,537
2,650	Northern Trust Corp.	144,134
2,995	NYSE Euronext	125,730
5,270	SLM Corp.	131,223
5,365	State Street Corp.	352,749
3,102	T. Rowe Price Group, Inc.	223,127
13,733	The Bank of New York Mellon Corp.	414,599
13,138	The Charles Schwab Corp.	277,737
5,025	The Goldman Sachs Group, Inc.(a)	795,005
1,431	The NASDAQ OMX Group, Inc.	45,921

		12,520,727

Energy – 10.4%
5,999	Anadarko Petroleum Corp.	557,847
4,679	Apache Corp.	398,370
5,292	Baker Hughes, Inc.	259,837
4,995	Cabot Oil & Gas Corp.	186,413
3,016	Cameron International Corp.*	176,044
6,309	Chesapeake Energy Corp.	163,277
23,189	Chevron Corp.	2,817,464
14,688	ConocoPhillips	1,020,963
2,780	CONSOL Energy, Inc.	93,547
4,506	Denbury Resources, Inc.*	82,955
4,552	Devon Energy Corp.	262,924
819	Diamond Offshore Drilling, Inc.	51,040
2,777	Ensco PLC Class A	149,264
3,254	EOG Resources, Inc.	550,837
1,832	EQT Corp.	162,535
52,953	Exxon Mobil Corp.	4,556,076
2,802	FMC Technologies, Inc.*	155,287
10,173	Halliburton Co.	489,830
1,294	Helmerich & Payne, Inc.	89,221
3,470	Hess Corp.	268,370
8,100	Kinder Morgan, Inc.	288,117
8,622	Marathon Oil Corp.	300,735
3,766	Marathon Petroleum Corp.	242,229
2,067	Murphy Oil Corp.	124,681
2,954	Nabors Industries Ltd.	47,441
5,168	National Oilwell Varco, Inc.	403,673
1,660	Newfield Exploration Co.*	45,434
3,115	Noble Corp.	117,654
4,284	Noble Energy, Inc.	287,071

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
9,721	Occidental Petroleum Corp.	$ 909,302
3,406	Peabody Energy Corp.	58,754
7,394	Phillips 66	427,521
1,600	Pioneer Natural Resources Co.	302,080
2,242	QEP Resources, Inc.	62,081
1,998	Range Resources Corp.	151,628
1,431	Rowan Companies PLC Class A*	52,546
15,866	Schlumberger Ltd.	1,401,920
4,294	Southwestern Energy Co.*	156,216
8,136	Spectra Energy Corp.	278,495
1,656	Tesoro Corp.	72,831
8,300	The Williams Companies, Inc.	301,788
6,631	Valero Energy Corp.	226,449
2,288	WPX Energy, Inc.*	44,067

		18,794,814

Food & Staples Retailing – 2.4%
5,262	Costco Wholesale Corp.	605,761
14,670	CVS Caremark Corp.	832,523
2,923	Safeway, Inc.	93,507
7,216	Sysco Corp.	229,685
6,323	The Kroger Co.	255,070
10,333	Walgreen Co.	555,915
19,627	Wal-Mart Stores, Inc.	1,451,613
4,194	Whole Foods Market, Inc.	245,349

		4,269,423

Food, Beverage & Tobacco – 5.4%
23,996	Altria Group, Inc.	824,262
7,865	Archer-Daniels-Midland Co.	289,747
1,937	Beam, Inc.	125,227
1,832	Brown-Forman Corp. Class B	124,814
2,156	Campbell Soup Co.	87,771
3,132	Coca-Cola Enterprises, Inc.	125,938
5,068	ConAgra Foods, Inc.	153,763
1,800	Constellation Brands, Inc. Class A*	103,320
2,462	Dr. Pepper Snapple Group, Inc.	110,347
7,801	General Mills, Inc.	373,824
1,575	Hormel Foods Corp.	66,339
3,064	Kellogg Co.	179,949
7,094	Kraft Foods Group, Inc.	372,009
4,558	Lorillard, Inc.	204,107
1,621	McCormick & Co., Inc.	104,879
2,422	Mead Johnson Nutrition Co.	179,858
1,923	Molson Coors Brewing Co. Class B	96,400
21,360	Mondelez International, Inc. Class A	671,131
1,743	Monster Beverage Corp.*	91,072
18,534	PepsiCo, Inc.	1,473,453
19,472	Philip Morris International, Inc.	1,686,080
3,839	Reynolds American, Inc.	187,266
45,733	The Coca-Cola Co.	1,732,366
1,828	The Hershey Co.	169,090
1,301	The J.M. Smucker Co.	136,657
3,436	Tyson Foods, Inc. Class A	97,170

		9,766,839

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 4.2%
18,841	Abbott Laboratories	$ 625,333
4,428	Aetna, Inc.	283,481
2,807	AmerisourceBergen Corp.	171,508
6,490	Baxter International, Inc.	426,328
2,368	Becton, Dickinson and Co.	236,847
16,020	Boston Scientific Corp.*	188,075
926	C. R. Bard, Inc.	106,675
4,168	Cardinal Health, Inc.	217,361
2,676	CareFusion Corp.*	98,744
3,481	Cerner Corp.*	182,927
3,441	Cigna Corp.	264,475
5,610	Covidien PLC	341,873
2,042	DaVita HealthCare Partners, Inc.*	116,190
1,805	DENTSPLY International, Inc.	78,355
1,394	Edwards Lifesciences Corp.*	97,064
9,792	Express Scripts Holding Co.*	604,950
1,927	Humana, Inc.	179,847
480	Intuitive Surgical, Inc.*	180,610
1,135	Laboratory Corp. of America Holdings*	112,524
2,703	McKesson Corp.	346,795
11,932	Medtronic, Inc.	635,379
1,081	Patterson Companies, Inc.	43,456
1,922	Quest Diagnostics, Inc.	118,760
3,407	St. Jude Medical, Inc.	182,752
3,472	Stryker Corp.	234,673
1,296	Tenet Healthcare Corp.*	53,382
12,189	UnitedHealth Group, Inc.	872,854
1,338	Varian Medical Systems, Inc.*	99,989
3,651	WellPoint, Inc.	305,260
2,024	Zimmer Holdings, Inc.	166,251

		7,572,718

Household & Personal Products – 2.2%
5,219	Avon Products, Inc.	107,511
10,515	Colgate-Palmolive Co.	623,539
4,658	Kimberly-Clark Corp.	438,877
1,622	The Clorox Co.	132,550
2,874	The Estee Lauder Companies, Inc. Class A	200,893
32,944	The Procter & Gamble Co.	2,490,237

		3,993,607

Insurance – 4.4%
4,088	ACE Ltd.	382,473
5,599	Aflac, Inc.	347,082
17,628	American International Group, Inc.	857,250
3,758	Aon PLC	279,746
936	Assurant, Inc.	50,638
21,654	Berkshire Hathaway, Inc. Class B*	2,457,946
1,764	Cincinnati Financial Corp.	83,190
6,090	Genworth Financial, Inc. Class A*	77,891
5,361	Hartford Financial Services Group, Inc.	166,834
3,295	Lincoln National Corp.	138,357
3,772	Loews Corp.	176,303
6,692	Marsh & McLennan Companies, Inc.	291,437
13,200	MetLife, Inc.	619,740
3,357	Principal Financial Group, Inc.	143,747

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
5,579	Prudential Financial, Inc.	$ 435,051
5,693	The Allstate Corp.	287,781
3,040	The Chubb Corp.	271,350
6,618	The Progressive Corp.	180,208
4,491	The Travelers Companies, Inc.	380,702
1,124	Torchmark Corp.	81,321
3,235	Unum Group	98,473
3,522	XL Group PLC	108,548

		7,916,068

Materials – 3.5%
2,478	Air Products & Chemicals, Inc.	264,080
801	Airgas, Inc.	84,946
13,050	Alcoa, Inc.	105,966
1,373	Allegheny Technologies, Inc.	41,904
1,211	Avery Dennison Corp.	52,703
1,809	Ball Corp.	81,188
1,300	Bemis Co., Inc.	50,713
675	CF Industries Holdings, Inc.	142,310
1,863	Cliffs Natural Resources, Inc.	38,191
11,041	E.I. du Pont de Nemours & Co.	646,561
1,862	Eastman Chemical Co.	145,050
3,216	Ecolab, Inc.	317,612
1,664	FMC Corp.	119,342
12,486	Freeport-McMoRan Copper & Gold, Inc.	413,037
1,007	International Flavors & Fragrances, Inc.	82,876
5,341	International Paper Co.	239,277
5,390	LyondellBasell Industries NV Class A	394,710
2,198	MeadWestvaco Corp.	84,359
6,404	Monsanto Co.	668,385
5,936	Newmont Mining Corp.	166,802
3,763	Nucor Corp.	184,462
1,932	Owens-Illinois, Inc.*	57,999
1,726	PPG Industries, Inc.	288,346
3,580	Praxair, Inc.	430,352
2,370	Sealed Air Corp.	64,440
1,463	Sigma-Aldrich Corp.	124,794
14,468	The Dow Chemical Co.	555,571
4,098	The Mosaic Co.	176,296
1,014	The Sherwin-Williams Co.	184,731
1,627	United States Steel Corp.	33,500
1,580	Vulcan Materials Co.	81,860

		6,322,363

Media – 3.7%
2,740	Cablevision Systems Corp. Class A	46,142
6,809	CBS Corp. Class B	375,584
31,361	Comcast Corp. Class A	1,415,949
6,142	DIRECTV*	366,984
2,777	Discovery Communications, Inc. Class A*	234,434
2,891	Gannett Co., Inc.	77,450
6,154	News Corp. Class A*	98,833
3,087	Omnicom Group, Inc.	195,839
1,316	Scripps Networks Interactive, Inc. Class A	102,793
5,057	The Interpublic Group of Companies, Inc.	86,879
19,987	The Walt Disney Co.	1,288,962

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
50	The Washington Post Co. Class B	$ 30,568
3,473	Time Warner Cable, Inc.	387,587
11,011	Time Warner, Inc.	724,634
24,012	Twenty-First Century Fox, Inc.	804,402
5,221	Viacom, Inc. Class B	436,371

		6,673,411

Pharmaceuticals, Biotechnology & Life Sciences – 8.8%
18,933	AbbVie, Inc.	846,873
2,120	Actavis, Inc.*	305,280
3,922	Agilent Technologies, Inc.	201,002
2,327	Alexion Pharmaceuticals, Inc.*	270,304
3,604	Allergan, Inc.	325,982
9,010	Amgen, Inc.	1,008,579
2,786	Biogen Idec, Inc.*	670,757
19,679	Bristol-Myers Squibb Co.	910,744
4,971	Celgene Corp.*	765,186
11,950	Eli Lilly & Co.	601,443
2,782	Forest Laboratories, Inc.*	119,042
18,290	Gilead Sciences, Inc.*	1,149,344
1,973	Hospira, Inc.*	77,381
33,772	Johnson & Johnson	2,927,695
2,096	Life Technologies Corp.*	156,844
35,205	Merck & Co., Inc.	1,676,110
4,510	Mylan, Inc.*	172,147
1,321	PerkinElmer, Inc.	49,868
1,068	Perrigo Co.	131,770
79,644	Pfizer, Inc.	2,286,579
929	Regeneron Pharmaceuticals, Inc.*	290,656
4,284	Thermo Fisher Scientific, Inc.	394,771
2,801	Vertex Pharmaceuticals, Inc.*	212,372
1,055	Waters Corp.*	112,051
6,015	Zoetis, Inc.	187,187

		15,849,967

Real Estate – 2.0%
4,717	American Tower Corp. (REIT)	349,671
1,780	Apartment Investment & Management Co. Class A (REIT)	49,733
1,416	AvalonBay Communities, Inc. (REIT)	179,959
1,813	Boston Properties, Inc. (REIT)	193,809
3,215	CBRE Group, Inc. Class A*	74,363
3,803	Equity Residential (REIT)	203,727
5,526	HCP, Inc. (REIT)	226,290
3,294	Health Care REIT, Inc. (REIT)	205,480
8,840	Host Hotels & Resorts, Inc. (REIT)	156,203
5,016	Kimco Realty Corp. (REIT)	101,223
1,947	Plum Creek Timber Co., Inc. (REIT)	91,178
5,903	Prologis, Inc. (REIT)	222,071
1,756	Public Storage (REIT)	281,926
3,718	Simon Property Group, Inc. (REIT)	551,119
1,700	The Macerich Co. (REIT)	95,948
3,584	Ventas, Inc. (REIT)	220,416
2,076	Vornado Realty Trust (REIT)	174,508

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
6,714	Weyerhaeuser Co. (REIT)	$ 192,222

		3,569,846

Retailing – 4.5%
899	Abercrombie & Fitch Co. Class A	31,798
4,452	Amazon.com, Inc.*	1,391,873
499	AutoNation, Inc.*	26,033
420	AutoZone, Inc.*	177,547
2,590	Bed Bath & Beyond, Inc.*	200,362
3,266	Best Buy Co., Inc.	122,475
2,697	CarMax, Inc.*	130,724
3,605	Dollar General Corp.*	203,538
2,750	Dollar Tree, Inc.*	157,190
1,183	Expedia, Inc.	61,267
1,184	Family Dollar Stores, Inc.	85,272
1,447	GameStop Corp. Class A	71,843
1,845	Genuine Parts Co.	149,242
1,710	J.C. Penney Co., Inc.*	15,082
2,448	Kohl’s Corp.	126,684
2,939	L Brands, Inc.	179,573
12,653	Lowe’s Companies, Inc.	602,409
4,563	Macy’s, Inc.	197,441
679	Netflix, Inc.*	209,954
1,829	Nordstrom, Inc.	102,790
1,327	O’Reilly Automotive, Inc.*	169,312
1,256	PetSmart, Inc.	95,782
617	Priceline.com, Inc.*	623,756
2,637	Ross Stores, Inc.	191,974
8,172	Staples, Inc.	119,720
7,670	Target Corp.	490,727
3,247	The Gap, Inc.	130,789
17,233	The Home Depot, Inc.	1,307,123
1,324	Tiffany & Co.	101,445
8,663	TJX Companies, Inc.	488,507
1,342	TripAdvisor, Inc.*	101,777
1,400	Urban Outfitters, Inc.*	51,478

		8,115,487

Semiconductors & Semiconductor Equipment – 2.0%
3,863	Altera Corp.	143,549
3,718	Analog Devices, Inc.	174,932
14,634	Applied Materials, Inc.	256,680
6,387	Broadcom Corp. Class A	166,126
780	First Solar, Inc.*	31,364
59,760	Intel Corp.	1,369,699
2,046	KLA-Tencor Corp.	124,499
1,947	Lam Research Corp.*	99,667
2,798	Linear Technology Corp.	110,969
6,413	LSI Corp.	50,150
2,322	Microchip Technology, Inc.	93,553
12,427	Micron Technology, Inc.*	217,100
6,964	NVIDIA Corp.	108,360
2,300	Teradyne, Inc.*	37,996
13,293	Texas Instruments, Inc.	535,309
3,161	Xilinx, Inc.	148,124

		3,668,077

Software & Services – 9.3%
7,711	Accenture PLC Class A	567,838
5,619	Adobe Systems, Inc.*	291,851
2,136	Akamai Technologies, Inc.*	110,431

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
2,733	Autodesk, Inc.*	$ 112,518
5,795	Automatic Data Processing, Inc.	419,442
4,083	CA, Inc.	121,143
2,287	Citrix Systems, Inc.*	161,485
3,637	Cognizant Technology Solutions Corp. Class A*	298,670
1,861	Computer Sciences Corp.	96,288
13,988	eBay, Inc.*	780,391
3,626	Electronic Arts, Inc.*	92,644
3,559	Fidelity National Information Services, Inc.	165,280
1,621	Fiserv, Inc.*	163,802
3,365	Google, Inc. Class A*	2,947,437
12,388	International Business Machines Corp.	2,294,010
3,393	Intuit, Inc.	224,990
1,248	Mastercard, Inc. Class A	839,629
91,193	Microsoft Corp.	3,037,639
42,897	Oracle Corp.	1,422,894
3,853	Paychex, Inc.	156,586
2,247	Red Hat, Inc.*	103,677
6,332	Salesforce.com, Inc.*	328,694
8,351	Symantec Corp.	206,687
1,987	Teradata Corp.*	110,159
6,597	The Western Union Co.	123,100
1,891	Total System Services, Inc.	55,633
1,569	VeriSign, Inc.*	79,846
6,210	Visa, Inc. Class A	1,186,731
11,313	Yahoo!, Inc.*	375,139

		16,874,634

Technology Hardware & Equipment – 6.4%
1,945	Amphenol Corp. Class A	150,504
10,909	Apple, Inc.	5,200,866
64,150	Cisco Systems, Inc.	1,502,393
17,542	Corning, Inc.	255,938
17,844	Dell, Inc.	245,712
25,149	EMC Corp.	642,808
947	F5 Networks, Inc.*	81,215
1,725	FLIR Systems, Inc.	54,165
1,340	Harris Corp.	79,462
23,055	Hewlett-Packard Co.	483,694
2,242	Jabil Circuit, Inc.	48,607
2,854	JDS Uniphase Corp.*	41,982
6,055	Juniper Networks, Inc.*	120,252
1,725	Molex, Inc.	66,447
2,846	Motorola Solutions, Inc.	168,996
4,033	NetApp, Inc.	171,886
20,637	QUALCOMM, Inc.	1,390,108
2,903	SanDisk Corp.	172,758
3,823	Seagate Technology PLC	167,218
5,036	TE Connectivity Ltd.	260,764
2,587	Western Digital Corp.	164,016
14,491	Xerox Corp.	149,112

		11,618,903

Telecommunication Services – 2.4%
63,893	AT&T, Inc.	2,160,861
7,290	CenturyLink, Inc.	228,760
3,548	Crown Castle International Corp.*	259,111

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – (continued)
12,349	Frontier Communications Corp.	$ 51,495
34,331	Verizon Communications, Inc.	1,601,885
6,949	Windstream Holdings, Inc.	55,592

		4,357,704

Transportation – 1.9%
1,985	C.H. Robinson Worldwide, Inc.	118,226
12,265	CSX Corp.	315,701
10,200	Delta Air Lines, Inc.	240,618
2,479	Expeditors International of Washington, Inc.	109,225
3,517	FedEx Corp.	401,325
1,341	Kansas City Southern	146,652
3,815	Norfolk Southern Corp.	295,090
600	Ryder System, Inc.	35,820
8,899	Southwest Airlines Co.	129,569
5,555	Union Pacific Corp.	862,914
8,692	United Parcel Service, Inc. Class B	794,188

		3,449,328

Utilities – 3.1%
7,565	AES Corp.	100,539
1,371	AGL Resources, Inc.	63,107
2,863	Ameren Corp.	99,747
5,777	American Electric Power Co., Inc.	250,433
5,252	CenterPoint Energy, Inc.	125,890
3,170	CMS Energy Corp.	83,434
3,561	Consolidated Edison, Inc.	196,354
6,912	Dominion Resources, Inc.	431,862
2,139	DTE Energy Co.	141,131
8,526	Duke Energy Corp.	569,366
3,982	Edison International	183,411
2,164	Entergy Corp.	136,743
10,406	Exelon Corp.	308,434
5,024	FirstEnergy Corp.	183,125
921	Integrys Energy Group, Inc.	51,475
5,069	NextEra Energy, Inc.	406,331
3,700	NiSource, Inc.	114,293
3,870	Northeast Utilities	159,638
3,885	NRG Energy, Inc.	106,177
2,532	ONEOK, Inc.	135,006
2,832	Pepco Holdings, Inc.	52,279
5,358	PG&E Corp.	219,249
1,337	Pinnacle West Capital Corp.	73,187
7,225	PPL Corp.	219,496
6,052	Public Service Enterprise Group, Inc.	199,292
1,546	SCANA Corp.	71,178
2,715	Sempra Energy	232,404
2,535	TECO Energy, Inc.	41,929
10,419	The Southern Co.	429,054
2,828	Wisconsin Energy Corp.	114,195
5,948	Xcel Energy, Inc.	164,224

		5,662,983

TOTAL COMMON STOCKS		$179,653,581

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations(b)(c) – 0.1%
United States Treasury Bills
$100,000	0.000%	11/07/13	$ 99,997
40,000	0.000	12/12/13	39,998

TOTAL U.S. TREASURY OBLIGATIONS			$ 139,995

TOTAL INVESTMENTS – 99.5%			179,793,576

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			838,353

NET ASSETS – 100.0%			$180,631,929

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	15	December 2013	$1,255,725	$(5,416)

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$125,405,104

Gross unrealized gain	74,654,201
Gross unrealized loss	(20,265,729)

Net unrealized security gain	$54,388,472

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debenture (a) – 12.3%
FHLB
$12,246,000	0.000%	03/28/14	$ 12,244,187

Shares	Description	Values
Exchange Traded Funds – 29.4%
206,834	Vanguard S&P 500	$ 15,926,218
126,620	iShares Russell 2000 ETF(b)	13,500,224

TOTAL EXCHANGE TRADED FUNDS		$ 29,426,442

Shares	Rate	Value
Investment Company (c) – 8.1%
Goldman Sachs Financial Square Government Fund – FST Shares
8,141,353	0.006%	$ 8,141,354

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation (a) – 6.4%
United States Treasury Bill
$6,425,000	0.000%	01/30/14	$ 6,424,784

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$ 56,236,767

Shares	Rate	Value
Securities Lending Reinvestment Vehicle (c)(d) – 2.8%
Goldman Sachs Financial Square Money Market Fund – FST Shares
2,773,125	0.058%	$ 2,773,125

TOTAL INVESTMENTS – 59.0%		$ 59,009,892

OTHER ASSETS IN EXCESS OF LIABILITIES – 41.0%		41,042,051

NET ASSETS – 100.0%		$100,051,943

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

Investment Abbreviation:
FHLB	— Federal Home Loan Bank

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	4	December 2013	$155,794	$126
Russell 2000 Mini Index	14	December 2013	1,499,960	35,237
TSE TOPIX Index	89	December 2013	10,833,562	247,228
10 Year Japanese Government Bonds	10	December 2013	14,661,987	120,615

TOTAL				$403,206

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$57,625,743

Gross unrealized gain	1,398,236
Gross unrealized loss	(14,087)

Net unrealized security gain	$1,384,149

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Banks – 1.8%
77,017	First Republic Bank	$ 3,591,303

Capital Goods – 9.7%
47,145	Graco, Inc.	3,491,559
27,796	Hubbell, Inc. Class B	2,911,353
65,985	Kennametal, Inc.	3,008,916
58,421	Quanta Services, Inc.*	1,607,162
16,048	Roper Industries, Inc.	2,132,298
87,727	Sensata Technologies Holding NV*	3,357,312
9,295	W.W. Grainger, Inc.	2,432,594

		18,941,194

Commercial & Professional Services – 1.1%
35,423	Healthcare Services Group, Inc.	912,497
60,080	Ritchie Bros Auctioneers, Inc.	1,212,414

		2,124,911

Consumer Durables & Apparel – 5.6%
45,688	Deckers Outdoor Corp.*	3,011,753
85,918	Fifth & Pacific Companies, Inc.*	2,159,119
33,537	PVH Corp.	3,980,507
10,726	Ralph Lauren Corp.	1,766,894

		10,918,273

Consumer Services – 4.0%
8,491	Chipotle Mexican Grill, Inc.*	3,640,092
34,604	Marriott International, Inc. Class A	1,455,444
7,528	Panera Bread Co. Class A*	1,193,414
26,421	Tim Hortons, Inc.	1,532,418

		7,821,368

Diversified Financials – 9.2%
24,381	IntercontinentalExchange, Inc.*	4,423,201
67,146	Lazard Ltd. Class A	2,418,599
114,768	MSCI, Inc.*	4,620,560
31,827	Northern Trust Corp.	1,731,070
97,192	SLM Corp.	2,420,081
30,950	T. Rowe Price Group, Inc.	2,226,233

		17,839,744

Energy – 6.3%
66,299	Cameron International Corp.*	3,869,873
9,992	Core Laboratories NV	1,690,746
17,669	Dril-Quip, Inc.*	2,027,518
15,762	Pioneer Natural Resources Co.	2,975,865
28,239	Whiting Petroleum Corp.*	1,690,104

		12,254,106

Food & Staples Retailing – 1.3%
42,883	Whole Foods Market, Inc.	2,508,655

Food, Beverage & Tobacco – 4.2%
33,080	Beam, Inc.	2,138,622
14,763	Green Mountain Coffee Roasters, Inc.*	1,112,097
5,366	Monster Beverage Corp.*	280,373
33,255	The Hain Celestial Group, Inc.*	2,564,626
30,601	TreeHouse Foods, Inc.*	2,045,065

		8,140,783

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 5.6%
33,085	C. R. Bard, Inc.	$ 3,811,392
61,347	CareFusion Corp.*	2,263,704
24,275	Henry Schein, Inc.*	2,517,318
63,922	HMS Holdings Corp.*	1,374,962
9,775	MEDNAX, Inc.*	981,410

		10,948,786

Household & Personal Products – 1.2%
38,677	Church & Dwight Co., Inc.	2,322,554

Materials – 4.4%
30,827	Airgas, Inc.	3,269,203
14,294	Ecolab, Inc.	1,411,675
32,135	International Flavors & Fragrances, Inc.	2,644,711
6,520	The Sherwin-Williams Co.	1,187,814

		8,513,403

Media – 2.3%
24,153	Discovery Communications, Inc. Class A*	2,038,996
32,311	Scripps Networks Interactive, Inc. Class A	2,523,812

		4,562,808

Pharmaceuticals, Biotechnology & Life Sciences – 11.7%
77,148	Agilent Technologies, Inc.	3,953,835
9,858	Alexion Pharmaceuticals, Inc.*	1,145,105
33,228	Ariad Pharmaceuticals, Inc.*	611,395
24,328	BioMarin Pharmaceutical, Inc.*	1,756,968
56,729	Cepheid, Inc.*	2,214,700
24,074	Medivation, Inc.*	1,442,996
5,973	Mettler-Toledo International, Inc.*	1,434,058
37,964	PerkinElmer, Inc.	1,433,141
8,640	Pharmacyclics, Inc.*	1,195,949
5,524	Regeneron Pharmaceuticals, Inc.*	1,728,294
19,122	Shire PLC ADR	2,292,537
30,909	Vertex Pharmaceuticals, Inc.*	2,343,520
36,027	Zoetis, Inc.	1,121,160

		22,673,658

Real Estate – 2.4%
199,372	CBRE Group, Inc. Class A*	4,611,474

Retailing – 8.5%
31,812	Dick’s Sporting Goods, Inc.	1,698,125
72,109	Dollar General Corp.*	4,071,274
73,977	L Brands, Inc.	4,519,995
47,550	PetSmart, Inc.	3,626,163
20,375	Tiffany & Co.	1,561,132
9,074	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,083,980

		16,560,669

Semiconductors & Semiconductor Equipment – 4.3%
74,563	Altera Corp.	2,770,761
41,549	Linear Technology Corp.	1,647,834
86,155	Xilinx, Inc.	4,037,223

		8,455,818

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – 9.7%
16,708	Cognizant Technology Solutions Corp. Class A*	$ 1,372,061
25,751	Equinix, Inc.*	4,729,171
18,433	FleetCor Technologies, Inc.*	2,030,579
74,752	Genpact Ltd.*	1,411,318
3,978	LinkedIn Corp. Class A*	978,827
48,049	MICROS Systems, Inc.*	2,399,567
83,181	Pandora Media, Inc.*	2,090,338
24,114	Rackspace Hosting, Inc.*	1,272,255
49,304	Salesforce.com, Inc.*	2,559,371

		18,843,487

Technology Hardware & Equipment – 1.8%
35,280	Amphenol Corp. Class A	2,729,966
34,696	Juniper Networks, Inc.*	689,063

		3,419,029

Telecommunication Services – 4.6%
79,121	SBA Communications Corp. Class A*	6,366,076
86,188	tw telecom, inc.*	2,574,004

		8,940,080

TOTAL INVESTMENTS – 99.7%		$193,992,103

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		513,141

NET ASSETS – 100.0%		$194,505,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$139,747,581

Gross unrealized gain	55,258,224
Gross unrealized loss	(1,013,702)

Net unrealized security gain	$54,244,522

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND*

Schedule of Investments

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 65.4%
Collateralized Mortgage Obligations – 53.9%
Agency Multi-Family(a) – 4.4%
FNMA
$190,243	2.800%	03/01/18	$ 198,639
484,027	3.864	05/01/18	524,389
110,000	3.968	05/01/18	119,212
400,000	4.656	06/01/19	441,236
96,062	3.530	10/01/20	100,523
96,181	3.753	12/01/20	101,709
386,577	3.888	12/01/20	412,242
197,584	4.521	06/01/21	216,281
FNMA ACES Series 2013-M11, Class FA
1,097,228	0.509	01/25/18	1,097,786
GNMA
79,659	3.950	07/15/25	83,904

			3,295,921

Regular Floater(a) – 49.5%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(b)
2,097,028	0.472	09/20/66	1,984,759
FHLMC REMIC Series 3208, Class FG(c)
2,405,458	0.582	08/15/36	2,412,383
FHLMC REMIC Series 3307, Class FT
3,494,022	0.422	07/15/34	3,498,561
FHLMC REMIC Series 3311, Class KF
5,069,156	0.522	05/15/37	5,060,777
FHLMC REMIC Series 3371, Class FA(c)
1,582,376	0.782	09/15/37	1,591,657
FHLMC REMIC Series 4174, Class FB
1,933,982	0.482	05/15/39	1,924,596
FNMA REMIC Series 2006-82, Class F
2,041,094	0.749	09/25/36	2,058,173
FNMA REMIC Series 2006-96, Class FA
1,775,534	0.479	10/25/36	1,779,750
FNMA REMIC Series 2007-85, Class FC
1,360,406	0.719	09/25/37	1,372,957
FNMA REMIC Series 2008-8, Class FB
2,787,079	0.999	02/25/38	2,807,504
FNMA REMIC Series 2011-110, Class FE
950,215	0.579	04/25/41	951,991
FNMA REMIC Series 2012-35, Class QF
3,128,506	0.579	04/25/42	3,138,153
FNMA REMIC Series 2013-96, Class FW
332,473	0.579	09/25/43	332,844
GNMA Series 2005-48, Class AF
1,714,953	0.380	06/20/35	1,705,606
GNMA Series 2013-113, Class FD
1,453,233	0.482	08/16/43	1,452,293
Granite Master Issuer PLC Series 2007-1, Class 2A1
1,445,356	0.320	12/20/54	1,423,707
Leek Finance Number Eighteen PLC Series 18X, Class A2B
159,903	0.510	09/21/38	162,602
National Credit Union Administration Guaranteed Notes Trust Series 2011-R1, Class 1A(c)
3,436,650	0.632	01/08/20	3,455,579

			37,113,892

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$40,409,813

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Security – 0.3%
Sequential Fixed Rate – 0.3%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
$200,000	5.889%	07/10/44	$ 220,040

Federal Agencies – 11.2%
Adjustable Rate FHLMC(a) – 4.5%
320,483	2.407	09/01/35	340,857
773,695	2.559	12/01/36	823,422
1,193,174	3.051	04/01/37	1,285,535
856,977	2.732	01/01/38	915,201

			3,365,015

Adjustable Rate FNMA(a) – 4.0%
122,564	2.119	05/01/33	127,052
314,317	2.333	05/01/35	333,530
1,165,199	4.625	06/01/35	1,235,481
1,066,335	2.460	11/01/35	1,129,708
181,302	2.674	12/01/35	191,211

			3,016,982

Adjustable Rate GNMA(a) – 0.8%
602,499	1.625	04/20/33	627,770

FHLMC – 0.6%
446,165	4.000	06/01/25	472,621

FNMA – 1.3%
104,754	3.000	08/01/42	102,434
98,741	3.000	09/01/42	96,554
330,879	3.000	12/01/42	323,551
263,710	3.000	01/01/43	257,870
128,896	3.000	02/01/43	126,037
34,620	3.000	03/01/43	33,852
25,987	3.000	04/01/43	25,410

			965,708

TOTAL FEDERAL AGENCIES			$ 8,448,096

TOTAL MORTGAGE-BACKED OBLIGATIONS			$49,077,949

Asset-Backed Securities(a) – 23.3%
Auto – 1.7%
Ally Master Owner Trust Series 2013-1, Class A1
$1,250,000	0.632%	02/15/18	$ 1,250,358

Collateralized Loan Obligations – 8.6%
Acis CLO Ltd. Series 2013-2A, Class A(b)(d)
700,000	0.761	10/14/22	676,900
Brentwood CLO Corp. Series 2006-1A, Class A1A(b)
1,263,398	0.535	02/01/22	1,226,760
Brentwood CLO Corp. Series 2006-1A, Class A1B(b)
496,335	0.535	02/01/22	481,942
KKR Financial CLO Corp. Series 2007-1A, Class A(b)
1,388,124	0.614	05/15/21	1,355,871
Westbrook CLO Ltd. Series 2006-1X, Class A1
750,000	0.492	12/20/20	728,116
Westchester CLO Ltd. Series 2007-1X, Class A1A
2,035,279	0.490	08/01/22	1,968,329

			6,437,918

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND*

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans – 13.0%
Brazos Higher Education Authority Series 2005-3, Class A14
$35,619	0.361%	09/25/23	$ 35,573
College Loan Corp. Trust Series 2004-1, Class A4
150,000	0.456	04/25/24	142,355
Edsouth Indenture No. 1 LLC Series 2010-1, Class A1(b)(c)
2,561,388	1.116	07/25/23	2,567,424
Educational Funding of the South, Inc. Series 2011-1, Class A2(d)
1,000,000	0.916	04/25/35	994,019
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(b)
1,750,000	1.179	02/25/25	1,771,836
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
1,300,000	1.180	05/20/30	1,311,536
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
1,140,000	1.224	07/01/24	1,149,609
SLM Student Loan Trust Series 2008-5, Class A4(c)
300,000	1.966	07/25/23	313,368
SLM Student Loan Trust Series 2011-2, Class A1
1,265,640	0.779	11/25/27	1,270,906
SLM Student Loan Trust Series 2012-2, Class A(c)
220,108	0.879	01/25/29	219,861

			9,776,487

TOTAL ASSET-BACKED SECURITIES			$17,464,763

U.S. Treasury Obligations – 3.5%
United States Treasury Bond
$200,000	3.625%	08/15/43	$ 197,704
United States Treasury Notes
200,000	1.000	05/31/18	197,442
200,000	1.375	06/30/18	200,546
200,000	1.375	07/31/18	200,364
200,000	1.500	08/31/18	201,356
100,000	1.375	09/30/18	99,928
100,000	1.375	05/31/20	96,495
100,000	1.875	06/30/20	99,545
100,000	2.000	07/31/20	100,251
100,000	2.125	08/31/20	100,886
100,000	2.000	09/30/20	99,895
1,100,000	1.750	05/15/23	1,019,260

TOTAL U.S. TREASURY OBLIGATIONS			$ 2,613,672

TOTAL INVESTMENTS – 92.2%			$69,156,384

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.8%			5,855,767

NET ASSETS – 100.0%			$75,012,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,065,492, which represents approximately 13.4% of net assets as of September 30, 2013.

(c)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	When-issued security.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND*

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	(49)	December 2013	$(6,535,375)	$(115,347)
U.S. Ultra Long Treasury Bonds	7	December 2013	994,656	11,508
2 Year U.S. Treasury Notes	35	December 2013	7,709,297	20,760
5 Year U.S. Treasury Notes	(57)	December 2013	(6,899,672)	(79,695)
10 Year U.S. Treasury Notes	(2)	December 2013	(252,781)	(5)

TOTAL				$(162,779)

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$69,155,453

Gross unrealized gain	276,599
Gross unrealized loss	(275,668)

Net unrealized security gain	$931

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

*	Formerly, Goldman Sachs Government Income Fund. Effective at the close of business April 30, 2013, the Fund changed its name to the Goldman Sachs High Quality Floating Rate Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Banks – 1.9%
279,116	Comerica, Inc.	$ 10,972,050
315,007	SunTrust Banks, Inc.	10,212,527

		21,184,577

Capital Goods – 9.5%
98,955	Caterpillar, Inc.	8,249,878
2,191,624	General Electric Co.	52,357,897
491,870	Textron, Inc.	13,580,531
257,440	The Boeing Co.	30,249,200

		104,437,506

Commercial & Professional Services – 1.0%
277,074	Waste Management, Inc.	11,426,532

Consumer Durables & Apparel – 2.2%
58,901	Fossil Group, Inc.*	6,846,652
521,400	Toll Brothers, Inc.*	16,909,002

		23,755,654

Consumer Services – 2.0%
478,755	MGM Resorts International*	9,785,752
185,580	Starwood Hotels & Resorts Worldwide, Inc.	12,331,791

		22,117,543

Diversified Financials – 13.1%
2,512,915	Bank of America Corp.	34,678,227
235,922	Capital One Financial Corp.	16,217,278
764,704	Citigroup, Inc.	37,095,791
606,297	JPMorgan Chase & Co.	31,339,492
207,334	Morgan Stanley	5,587,651
788,972	SLM Corp.	19,645,403

		144,563,842

Energy – 13.7%
159,506	Apache Corp.	13,580,341
438,780	BP PLC ADR	18,441,923
80,892	ConocoPhillips	5,622,803
505,771	Devon Energy Corp.	29,213,333
552,893	Exxon Mobil Corp.	47,570,914
441,058	Halliburton Co.	21,236,943
436,817	Southwestern Energy Co.*	15,891,402

		151,557,659

Food & Staples Retailing – 1.1%
166,182	Wal-Mart Stores, Inc.	12,290,821

Food, Beverage & Tobacco – 4.4%
156,600	Anheuser-Busch InBev NV ADR	15,534,720
350,898	ConAgra Foods, Inc.	10,646,245
174,742	Mondelez International, Inc. Class A	5,490,394
146,548	Monster Beverage Corp.*	7,657,133
108,458	Philip Morris International, Inc.	9,391,378

		48,719,870

Health Care Equipment & Services – 4.4%
94,400	C. R. Bard, Inc.	10,874,880
268,671	Covidien PLC	16,372,811

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
291,132	UnitedHealth Group, Inc.	$ 20,847,962

		48,095,653

Insurance – 8.7%
611,873	American International Group, Inc.	29,755,384
73,588	Everest Re Group Ltd.	10,700,431
457,707	Hartford Financial Services Group, Inc.	14,243,842
332,442	Prudential Financial, Inc.	25,923,827
184,716	The Travelers Companies, Inc.	15,658,375

		96,281,859

Materials – 1.6%
228,932	Eastman Chemical Co.	17,833,803

Media – 3.5%
212,832	CBS Corp. Class B	11,739,813
215,267	Liberty Global PLC Series A*	17,081,436
118,746	Viacom, Inc. Class B	9,924,791

		38,746,040

Pharmaceuticals, Biotechnology & Life Sciences – 9.9%
558,155	Ariad Pharmaceuticals, Inc.*	10,270,052
249,744	Eli Lilly & Co.	12,569,616
618,627	Merck & Co., Inc.	29,452,831
304,483	Mylan, Inc.*	11,622,116
1,115,917	Pfizer, Inc.	32,037,977
173,564	Vertex Pharmaceuticals, Inc.*	13,159,623

		109,112,215

Real Estate Investment Trust – 2.2%
128,641	American Tower Corp.	$9,536,157
112,227	AvalonBay Communities, Inc.	14,262,930

		23,799,087

Retailing – 2.3%
257,755	L Brands, Inc.	15,748,830
209,298	Lowe’s Companies, Inc.	9,964,678

		25,713,508

Semiconductors & Semiconductor Equipment – 3.7%
358,752	Altera Corp.	13,331,224
470,666	Applied Materials, Inc.	8,255,482
248,252	Lam Research Corp.*	12,708,020
435,560	NVIDIA Corp.	6,777,314

		41,072,040

Software & Services – 3.3%
161,469	Adobe Systems, Inc.*	8,386,700
515,510	Microsoft Corp.	17,171,638
332,041	Oracle Corp.	11,013,800

		36,572,138

Technology Hardware & Equipment – 6.4%
44,137	Apple, Inc.	21,042,315
1,100,917	EMC Corp.	28,139,438
579,988	Juniper Networks, Inc.*	11,518,562
153,616	QUALCOMM, Inc.	10,347,574

		71,047,889

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – 3.7%
293,803	Exelon Corp.	$ 8,708,321
137,359	NextEra Energy, Inc.	11,010,698
298,907	PG&E Corp.	12,231,274
99,269	Sempra Energy	8,497,426

		40,447,719

TOTAL INVESTMENTS – 98.6%		$1,088,775,955

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		15,862,649

NET ASSETS – 100.0%		$1,104,638,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$908,672,494

Gross unrealized gain	198,118,467
Gross unrealized loss	(18,015,006)

Net unrealized security gain	$180,103,461

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Automobiles & Components – 1.7%
180,982	Delphi Automotive PLC	$ 10,572,968
83,628	TRW Automotive Holdings Corp.*	5,963,513

		16,536,481

Banks – 5.8%
192,521	CIT Group, Inc.*	9,389,249
157,374	First Republic Bank	7,338,349
1,190,218	Huntington Bancshares, Inc.	9,831,201
160,391	M&T Bank Corp.	17,950,961
59,385	Signature Bank*	5,434,915
236,329	Zions Bancorporation	6,480,141

		56,424,816

Capital Goods – 8.3%
144,981	Carlisle Companies, Inc.	10,190,715
88,690	Flowserve Corp.	5,533,369
122,716	Owens Corning*	4,660,754
115,706	Parker Hannifin Corp.	12,579,556
126,658	Stanley Black & Decker, Inc.	11,471,415
215,255	Terex Corp.*	7,232,568
343,321	Textron, Inc.	9,479,093
178,526	Timken Co.	10,782,970
122,813	Triumph Group, Inc.	8,623,929

		80,554,369

Commercial & Professional Services – 1.8%
273,469	Tyco International Ltd.	9,565,946
177,039	Waste Connections, Inc.	8,039,341

		17,605,287

Consumer Durables & Apparel – 3.3%
163,950	Lennar Corp. Class A	5,803,830
60,970	PVH Corp.	7,236,529
270,140	Toll Brothers, Inc.*	8,760,640
66,590	Whirlpool Corp.	9,751,440

		31,552,439

Consumer Services – 2.4%
532,918	MGM Resorts International*	10,892,844
189,938	Starwood Hotels & Resorts Worldwide, Inc.	12,621,380

		23,514,224

Diversified Financials – 6.0%
349,893	ING U.S., Inc.	10,220,374
480,202	Invesco Ltd.	15,318,444
230,306	Raymond James Financial, Inc.	9,596,851
469,833	SLM Corp.	11,698,842
337,599	The NASDAQ OMX Group, Inc.	10,833,552

		57,668,063

Energy – 9.3%
165,795	Cameron International Corp.*	9,677,454
748,949	Chesapeake Energy Corp.	19,382,800
152,866	Cimarex Energy Co.	14,736,282
75,110	Concho Resources, Inc.*	8,172,719
92,585	Oil States International, Inc.*	9,578,844
79,344	Pioneer Natural Resources Co.	14,980,147
91,903	Range Resources Corp.	6,974,519

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
138,108	Tesoro Corp.	$ 6,073,990

		89,576,755

Food & Staples Retailing – 0.5%
140,017	Safeway, Inc.	4,479,144

Food, Beverage & Tobacco – 3.2%
151,338	Constellation Brands, Inc. Class A*	8,686,801
127,728	Ingredion, Inc.	8,451,762
124,175	Monster Beverage Corp.*	6,488,144
241,732	Tyson Foods, Inc. Class A	6,836,181

		30,462,888

Health Care Equipment & Services – 7.4%
152,263	Aetna, Inc.	9,747,877
82,240	C. R. Bard, Inc.	9,474,048
324,093	Cardinal Health, Inc.	16,901,450
288,073	CareFusion Corp.*	10,629,894
70,141	Envision Healthcare Holdings, Inc.*	1,825,770
158,250	Humana, Inc.	14,769,472
202,352	Tenet Healthcare Corp.*	8,334,879

		71,683,390

Insurance – 9.3%
87,570	Everest Re Group Ltd.	12,733,554
719,023	Genworth Financial, Inc. Class A*	9,196,304
273,859	Hartford Financial Services Group, Inc.	8,522,492
278,483	Lincoln National Corp.	11,693,501
10,903	Markel Corp.*	5,645,246
389,761	Principal Financial Group, Inc.	16,689,566
162,065	W.R. Berkley Corp.	6,946,106
218,561	Willis Group Holdings PLC	9,470,248
284,250	XL Group PLC	8,760,585

		89,657,602

Materials – 5.1%
65,373	Ashland, Inc.	6,045,695
119,552	Carpenter Technology Corp.	6,947,167
230,682	Celanese Corp. Series A	12,177,703
110,838	International Paper Co.	4,965,542
128,800	Packaging Corp. of America	7,353,192
132,208	Reliance Steel & Aluminum Co.	9,686,880
60,614	Sealed Air Corp.	1,648,095

		48,824,274

Media – 1.7%
74,038	Liberty Media Corp. Series A*	10,894,692
65,081	Scripps Networks Interactive, Inc. Class A	5,083,477

		15,978,169

Pharmaceuticals, Biotechnology & Life Sciences – 2.4%
291,009	Agilent Technologies, Inc.	14,914,211
224,888	Mylan, Inc.*	8,583,975

		23,498,186

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – 7.5%
103,975	Alexandria Real Estate Equities, Inc.	$ 6,638,804
118,821	AvalonBay Communities, Inc.	15,100,961
80,561	Camden Property Trust	4,949,668
352,279	DDR Corp.	5,534,303
145,204	Digital Realty Trust, Inc.	7,710,332
668,680	MFA Financial, Inc.	4,981,666
355,101	Starwood Property Trust, Inc.	8,511,771
209,166	Tanger Factory Outlet Centers, Inc.	6,829,270
83,628	Taubman Centers, Inc.	5,629,001
636,748	Two Harbors Investment Corp.	6,182,823

		72,068,599

Retailing – 2.6%
91,904	Expedia, Inc.	4,759,708
629,787	Liberty Interactive Corp. Series A*	14,781,101
123,348	Macy’s, Inc.	5,337,268

		24,878,077

Semiconductors & Semiconductor Equipment – 5.2%
405,483	Altera Corp.	15,067,749
439,306	Applied Materials, Inc.	7,705,427
63,559	KLA-Tencor Corp.	3,867,565
246,112	Lam Research Corp.*	12,598,473
165,989	Maxim Integrated Products, Inc.	4,946,472
373,987	NVIDIA Corp.	5,819,238

		50,004,924

Software & Services – 4.1%
121,256	Akamai Technologies, Inc.*	6,268,935
71,619	Citrix Systems, Inc.*	5,057,018
130,745	Computer Sciences Corp.	6,764,746
206,393	Fidelity National Information Services, Inc.	9,584,891
256,785	PTC Inc.*	7,300,398
90,783	Teradata Corp.*	5,033,009

		40,008,997

Technology Hardware & Equipment – 3.2%
640,837	Juniper Networks, Inc.*	12,727,023
250,445	NetApp, Inc.	10,673,966
721,481	Polycom, Inc.*	7,878,572

		31,279,561

Utilities – 8.1%
424,466	Calpine Corp.*	8,247,374
273,272	Edison International	12,586,908
291,381	NiSource, Inc.	9,000,759
196,900	OGE Energy Corp.	7,106,121
335,094	PPL Corp.	10,180,156
150,072	SCANA Corp.	6,909,315
134,544	Sempra Energy	11,516,967
471,682	Xcel Energy, Inc.	13,023,140

		78,570,740

TOTAL INVESTMENTS – 98.9%		$ 954,826,985

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		10,875,093

NET ASSETS – 100.0%		$ 965,702,078

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$839,053,813

Gross unrealized gain	135,864,558
Gross unrealized loss	(20,091,386)

Net unrealized security gain	$115,773,172

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 13.6%
Chariot Funding LLC
$5,000,000	0.301%	02/26/14	$ 4,993,833
Dexia Credit Local New York Branch
7,000,000	0.471	03/04/14	6,985,926
3,000,000	0.471	03/05/14	2,993,929
Gemini Securitization Corp. LLC
1,088,000	0.250	10/09/13	1,087,939
5,162,000	0.230	11/06/13	5,160,813
Jupiter Securitization Co. LLC
5,000,000	0.301	03/14/14	4,993,167
Kells Funding LLC
5,000,000	0.230	11/07/13	4,998,818
LMA Americas LLC
5,000,000	0.170	10/28/13	4,999,363
Nationwide Building Society
5,000,000	0.240	11/29/13	4,998,033
Nieuw Amsterdam Receivables Corp.
5,000,000	0.230	01/17/14	4,996,550

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 46,208,371

Eurodollar Certificates of Deposit – 3.8%
Credit Industriel et Commercial, New York
3,000,000	0.290	12/02/13	3,000,103
5,000,000	0.280	01/06/14	5,000,202
Standard Chartered Bank
5,000,000	0.270	11/19/13	5,000,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT			$ 13,000,305

Fixed Rate Municipal Debt Obligations – 3.1%
Regional Transportation Authority, Illinois RB Series 2012 A
1,500,000	1.044	04/01/14	1,504,045
Rutgers State University
5,750,000	0.220	12/10/13	5,750,000
State of California GO Series 2009
2,000,000	3.750	10/01/13	2,000,000
State of California GO Series 2009-3
1,120,000	5.250	04/01/14	1,145,844

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 10,399,889

U.S. Government Agency Obligations – 13.6%
Federal Home Loan Bank
1,000,000	0.210	10/01/13	1,000,000
400,000	0.210	10/10/13	399,999
1,700,000	0.200	10/18/13	1,699,990
140,000	0.300	10/18/13	140,005
50,000	0.375	10/18/13	50,004
1,000,000	3.625	10/18/13	1,001,581
2,000,000	0.210	10/24/13	1,999,996
7,000,000	0.375	11/27/13	7,001,600
1,000,000	0.125	07/01/14	999,307
3,000,000	0.190	07/11/14	2,999,581
3,000,000	0.245	07/25/14	3,000,000
2,000,000	0.250	07/25/14	2,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$1,600,000	0.245%		10/07/14	$ 1,600,000
Federal Home Loan Mortgage Corporation
3,000,000	0.150		10/08/13	2,999,913
3,000,000	0.150		10/10/13	2,999,888
150,000	0.375		10/15/13	150,009
130,000	0.875		10/28/13	130,063
500,000	0.375		10/30/13	500,064
5,000,000	0.130		02/07/14	4,999,682
Federal National Mortgage Association
100,000	1.125		10/08/13	100,017
3,075,000	4.625		10/15/13	3,080,163
5,200,000	0.160		10/25/13	5,199,445
Overseas Private Investment Corp. (USA)
2,000,000	0.130	(a)	10/07/13	2,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 46,051,307

Variable Rate Municipal Debt Obligations(a) – 22.8%
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Bachenhmer Building Project Series 2002-A-T (FNMA, LIQ)
865,000	0.230		10/07/13	865,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Berkeleyan Project Series 2003-A-T (FNMA, LIQ)
700,000	0.230		10/07/13	700,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Darling Florist Building Project Series 2002-A-T (FNMA, LIQ)
140,000	0.230		10/07/13	140,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for GAIA Building Project Series 2000-A-T (FNMA, LIQ)
100,000	0.220		10/07/13	100,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)
1,000,000	0.110	(b)	10/01/13	1,000,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)
950,000	0.110	(b)	10/01/13	950,000
Board of Regents of the University of Texas System VRDN RB for Financing System Series 2008 B (University of Texas Investment Management, LIQ)
1,595,000	0.050		10/07/13	1,595,000
City of Chula Vista Industrial Development VRDN RB Putters Series 2013-4370 (JPMorgan Chase Bank N.A., LIQ)
2,250,000	0.270	(b)	10/01/13	2,250,000
City of Riverton, Utah VRDN RB for IHC Health Services, Inc. Floater Certificates Series 2012-33C (GTY AGMT- Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)
3,000,000	0.080	(b)	10/07/13	3,000,000
Collier County, Florida Housing Finance Authority MF Hsg VRDN RB for Brittany Bay Housing Series 2001-B (FNMA, LIQ)
875,000	0.220		10/07/13	875,000
Cook County, Illinois GO VRDN Capital Improvement Series 2002 B (Bank of NY Mellon, SPA)
1,100,000	0.100		10/07/13	1,100,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Dekalb County, Georgia Development Authority VRDN RB for Emory University Series 1995 B (GO of University)
$5,500,000	0.160%		10/07/13	$ 5,500,000
Kentucky Housing Corporation VRDN RB for Overlook Terrace Series 2008-B (FNMA, LIQ)
690,000	0.230		10/07/13	690,000
Los Angeles Community College District GO VRDN for Building America Boards P-Floats Series 2010-TN-027 (Bank of America N.A., LIQ)
10,250,000	0.430	(b)	10/07/13	10,250,000
Massachusetts Housing Finance Agency VRDN RB Series 2009-B (Bank of NY Mellon, LOC)
6,204,000	0.220		10/07/13	6,204,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 C (BJC Health System, LIQ)
675,000	0.050		10/07/13	675,000
New York City GO VRDN Series 2007 Subseries D-4 (Credit Agricole Corporate and Investment Bank, SPA)
250,000	0.100		10/07/13	250,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
2,700,000	0.080		10/01/13	2,700,000
New York State Housing Finance Agency VRDN RB for Worth Street Series 2001 A RMKT (FNMA, LIQ)
600,000	0.070		10/07/13	600,000
New York State Housing Finance Agency VRDN RB Series 2000 B RMKT (FNMA, LIQ)
300,000	0.150		10/07/13	300,000
New York State Urban Development Corp. VRDN RB Putters Series 2013 T0020 (JPMorgan Chase Bank N.A., LIQ)
4,985,000	0.240	(b)	10/01/13	4,985,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax- Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)
500,000	0.210	(b)	10/07/13	500,000
Oglethorpe, Georgia Power Corp. VRDN RB Putters Series 2012 SGT05 (NATL-RE FGIC) (Societe Generale, LIQ)
10,200,000	0.110	(b)	10/01/13	10,200,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Floater Certificates Series 2008 59C (Wells Fargo & Co., LIQ)
800,000	0.080	(b)	10/07/13	800,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2013-DB-1201 (GO of Authority) (Deutsche Bank A.G., LIQ)
1,000,000	0.120	(b)	10/07/13	1,000,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources)
1,000,000	0.080		10/07/13	1,000,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2007 (GTY AGMT-Flint Hills Resources)
1,000,000	0.100		10/07/13	1,000,000
Puttable Floating Option VRDN RB P-Floats Series 2013-TNP-1006 (Bank of America N.A., LIQ)
5,500,000	0.450	(b)	10/01/13	5,500,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
South Carolina State Public Service Authority VRDN RB Taxable Series 2011 A
$4,525,000	0.883%		12/02/13	$ 4,528,159
Texas State GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
600,000	0.130		10/07/13	600,000
Texas State GO VRDN Refunding Taxable Series 2010 D RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
1,000,000	0.110		10/07/13	1,000,000
Texas State GO VRDN Refunding Taxable Veterans Series 2010 B RMKT (Sumitomo Mitsui Banking Corp., SPA)
1,000,000	0.110		10/07/13	1,000,000
The Regents of the University of California VRDN RB Taxable Series 2011 Y-2
1,000,000	0.582		07/01/14	1,000,721
The Regents of the University of California VRDN RB Taxable Series 2011 Z-1
1,500,000	0.110		10/07/13	1,500,000
University of Alabama VRDN RB Series 1993 B
900,000	0.200		10/01/13	900,000
Washington State Housing Finance Commission VRDN RB for Eagles Landing Series 2006-B (FNMA, LIQ)
150,000	0.260		10/07/13	150,000
Wayne County, Michigan VRDN RB P-Floats Series 2013 TNP-1005 (Bank of America N.A., LIQ)
1,820,000	0.450	(b)	10/01/13	1,820,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 77,227,880

Variable Rate Obligations(a) – 17.5%
Australia & New Zealand Banking Group Ltd.
5,000,000	0.338	(b)	10/17/14	5,000,000
Bank of Nova Scotia (The)
3,000,000	0.242		12/16/13	3,000,294
5,000,000	0.352		10/23/14	5,000,000
Commonwealth Bank of Australia
3,000,000	0.312	(b)	11/18/13	3,000,000
3,000,000	0.290	(b)	04/04/14	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5,000,000	0.294		09/15/14	5,000,000
Credit Suisse Securities (USA) LLC
5,000,000	0.349		10/25/13	5,000,000
Deutsche Bank AG/New York NY
5,000,000	0.302		12/29/13	5,000,000
JPMorgan Chase Bank N.A.
8,000,000	0.338		10/07/14	8,000,000
Providence Health & Services (U.S. Bank N.A., SBPA)
880,000	0.160		10/07/13	880,000
Svenska Handelsbanken AB
5,000,000	0.353		10/03/14	5,000,000
Versailles Commercial Paper LLC
5,000,000	0.242	(b)	11/04/13	5,000,000
Wells Fargo Bank N.A.
2,500,000	0.342		10/20/14	2,500,000
Westpac Banking Corp.
4,000,000	0.399	(b)	10/01/14	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 59,380,294

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Yankee Certificates of Deposit – 11.5%
China Construction Bank Corp., New York
$5,000,000	0.550%		11/20/13	$ 5,000,000
3,000,000	0.620		12/13/13	3,000,424
Mitsubishi UFJ Trust & Banking Corp.
5,000,000	0.240		11/07/13	5,000,000
Mizuho Corp. Bank, Ltd.
5,000,000	0.220		12/04/13	4,999,955
National Bank of Kuwait
4,000,000	0.290		10/24/13	4,000,013
2,000,000	0.280		10/28/13	2,000,000
Norinchukin Bank
5,000,000	0.230		12/12/13	5,000,000
Sumitomo Mitsui Banking Corp./New York
5,000,000	0.250		11/01/13	5,000,000
5,000,000	0.230		01/16/14	5,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$ 39,000,392

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$291,268,438

Repurchase Agreements(c) – 14.1%
ABN Amro Securities (USA) LLC
1,000,000	0.240	(a)	10/02/13	1,000,000
Maturity Value: $1,000,047
Settlement Date: 09/25/13
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $1,080,004.

BNP Paribas Securities Corp.
5,000,000	0.360	(a)	10/01/13	5,000,000
Maturity Value: $5,000,350
Settlement Date: 09/24/13
Collateralized by various corporate security issuers, 1.000% to 8.000%, due 05/15/14 to 10/15/42. The aggregate market value of the collateral, including accrued interest was, $5,500,557.
2,000,000	0.410		10/01/13	2,000,000
Maturity Value: $2,000,023

Collateralized by various asset-backed obligations, 0.000% to 4.168%, due 10/17/18 to 07/17/24 and various corporate security issuers, 0.748% to 11.250%, due 10/25/13 to 03/15/42. The aggregate market alue of the collateral, including accrued interest was, $2,248,832.

5,000,000	0.440		10/02/13	5,000,000
Maturity Value: $5,000,428
Settlement Date: 09/25/13
Collateralized by various corporate security issuers, 0.000% to 7.500%, due 02/15/14 to 02/15/44. The aggregate market value of the collateral, including accrued interest was, $5,500,003.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
ING Financial Markets LLC
$5,000,000	0.130%		10/01/13	$ 5,000,000
Maturity Value: $5,000,018
Collateralized by various corporate security issuers, 3.150% to 6.400%, due 09/01/15 to 05/15/37. The aggregate market value of the collateral, including accrued interest, was $5,255,308.

Joint Repurchase Agreement Account III
24,900,000	0.076		10/01/13	24,900,000
Maturity Value: $24,900,053

RBS Securities, Inc.
5,000,000	0.710	(a),(d)	11/04/13	5,000,000
Maturity Value: $5,017,750
Settlement Date: 05/16/13
Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 03/15/42. The market value of the collateral, including accrued interest, was $5,502,817.

TOTAL REPURCHASE AGREEMENTS				$ 47,900,000

TOTAL INVESTMENTS – 100.0%				$339,168,438

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				149,984

NET ASSETS – 100.0%				$339,318,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2013, these securities amounted to $62,255,000 or approximately 18.3% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on September 30, 2013. Additional information on Joint Repurchase Agreement Account III appears on pages X.

(d)	Security has been determined to be illiquid by the Investment Adviser. At September 30, 2013, these securities amounted to $5,000,000 or approximately 1.5% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investment Abbreviations:
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Capital Goods – 9.4%
39,255	Cummins, Inc.	$ 5,215,812
125,292	Danaher Corp.	8,685,241
121,930	Honeywell International, Inc.	10,125,067
37,715	Precision Castparts Corp.	8,570,357
65,746	The Boeing Co.	7,725,155
47,567	United Technologies Corp.	5,128,674

		45,450,306

Consumer Durables & Apparel – 4.4%
189,756	NIKE, Inc. Class B	13,783,876
60,677	PVH Corp.	7,201,753

		20,985,629

Consumer Services – 5.8%
17,508	Chipotle Mexican Grill, Inc.*	7,505,680
68,783	McDonald’s Corp.	6,617,612
124,434	Starbucks Corp.	9,577,685
69,977	Tim Hortons, Inc.	4,058,666

		27,759,643

Diversified Financials – 2.6%
52,164	IntercontinentalExchange, Inc.*	9,463,593
42,983	T. Rowe Price Group, Inc.	3,091,767

		12,555,360

Energy – 6.1%
67,165	Anadarko Petroleum Corp.	6,245,674
38,909	Cameron International Corp.*	2,271,118
30,445	Pioneer Natural Resources Co.	5,748,016
168,672	Schlumberger Ltd.	14,903,858

		29,168,666

Food & Staples Retailing – 4.2%
113,013	Costco Wholesale Corp.	13,010,057
125,423	Whole Foods Market, Inc.	7,337,245

		20,347,302

Food, Beverage & Tobacco – 4.7%
92,818	PepsiCo, Inc.	7,379,031
54,901	Philip Morris International, Inc.	4,753,877
160,160	The Coca-Cola Co.	6,066,861
57,774	The Hain Celestial Group, Inc.*	4,455,531

		22,655,300

Health Care Equipment & Services – 3.0%
149,006	Abbott Laboratories	4,945,509
46,885	Becton, Dickinson and Co.	4,689,438
41,224	C. R. Bard, Inc.	4,749,005

		14,383,952

Household & Personal Products – 0.9%
58,435	The Procter & Gamble Co.	4,417,102

Materials – 1.7%
32,186	Airgas, Inc.	3,413,325
26,758	The Sherwin-Williams Co.	4,874,773

		8,288,098

Shares	Description	Value
Common Stocks – (continued)
Media – 3.1%
42,169	Discovery Communications, Inc. Class A*	$ 3,559,907
24,588	Time Warner Cable, Inc.	2,744,021
262,904	Twenty-First Century Fox, Inc.	8,807,284

		15,111,212

Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
160,120	Agilent Technologies, Inc.	8,206,150
52,110	Amgen, Inc.	5,833,193
30,088	Celgene Corp.*	4,631,446
120,021	Gilead Sciences, Inc.*	7,542,120
28,879	Regeneron Pharmaceuticals, Inc.*	9,035,373
49,960	Roche Holding AG ADR	3,373,799
154,172	Sanofi ADR	7,805,728
45,417	Vertex Pharmaceuticals, Inc.*	3,443,517

		49,871,326

Real Estate – 5.1%
199,480	American Tower Corp. (REIT)	14,787,452
422,730	CBRE Group, Inc. Class A*	9,777,745

		24,565,197

Retailing – 8.0%
40,188	Amazon.com, Inc.*	12,564,377
180,689	Dollar General Corp.*	10,201,701
143,953	L Brands, Inc.	8,795,528
6,735	Priceline.com, Inc.*	6,808,748

		38,370,354

Semiconductors & Semiconductor Equipment – 1.8%
182,819	Xilinx, Inc.	8,566,898

Software & Services – 14.6%
175,048	eBay, Inc.*	9,765,928
64,544	Equinix, Inc.*	11,853,506
118,877	Facebook, Inc. Class A*	5,972,380
22,538	Google, Inc. Class A*	19,741,260
296,247	Microsoft Corp.	9,867,987
141,958	Oracle Corp.	4,708,747
164,219	Salesforce.com, Inc.*	8,524,608

		70,434,416

Technology Hardware & Equipment – 10.0%
61,226	Amphenol Corp. Class A	4,737,668
50,398	Apple, Inc.	24,027,246
289,320	QUALCOMM, Inc.	19,488,595

		48,253,509

Telecommunication Services – 0.5%
2,329	Crown Castle International Corp.*	170,087
28,599	SBA Communications Corp. Class A*	2,301,075

		2,471,162

Transportation – 1.8%
77,207	FedEx Corp.	8,810,091

TOTAL INVESTMENTS – 98.1%		$ 472,465,523

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		9,185,857

NET ASSETS – 100.0%		$ 481,651,380

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$363,081,140

Gross unrealized gain	111,575,738
Gross unrealized loss	(2,191,355)

Net unrealized security gain	$109,384,383

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 91.3%
Australia – 5.6%
399,233	Aurizon Holdings Ltd. (Transportation)	$ 1,744,349
180,609	Australia & New Zealand Banking Group Ltd. (Banks)	5,192,936
64,268	Caltex Australia Ltd. (Energy)	1,110,372
311,842	Computershare Ltd. (Software & Services)	2,888,671
400,500	PanAust Ltd. (Materials)	792,665

		11,728,993

Belgium – 3.9%
43,794	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	4,344,265
24,473	Solvay SA (Materials)	3,670,552

		8,014,817

Denmark – 1.6%
19,483	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,299,727

Finland – 1.5%
60,159	Nokian Renkaat Oyj (Automobiles & Components)	3,058,624

France – 13.2%
5,051	Air Liquide SA (Materials)	703,794
13,380	Air Liquide SA-Prime De Fidelite (Materials)*	1,864,336
101,529	AXA SA (Insurance)	2,356,369
62,040	BNP Paribas SA (Banks)	4,196,663
62,457	CGG Veritas (Energy)*	1,439,767
20,844	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	4,107,630
59,825	Safran SA (Capital Goods)	3,684,658
46,730	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	4,732,669
73,831	Total SA (Energy)	4,279,455

		27,365,341

Germany – 5.7%
26,553	BASF SE (Materials)	2,546,443
27,600	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,254,891
27,462	Bayerische Motoren Werke AG (Automobiles & Components)	2,953,376
35,625	Beiersdorf AG (Household & Personal Products)	3,163,052

		11,917,762

Hong Kong – 2.5%
684,795	AIA Group Ltd. (Insurance)	3,222,351
456,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,045,501

		5,267,852

Shares	Description	Value
Common Stocks – (continued)
India – 0.7%
43,845	Hero MotoCorp Ltd. (Automobiles & Components)	$ 1,407,570

Indonesia – 0.5%
4,275,500	PT Media Nusantara Citra Tbk (Media)	997,660

Ireland – 2.0%
37,587	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,285,943
49,194	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,967,990

		4,253,933

Italy – 1.2%
385,772	UniCredit SpA (Banks)	2,463,473

Japan – 14.9%
25,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,302,540
80,300	Credit Saison Co. Ltd. (Diversified Financials)	2,186,693
198,000	Ebara Corp. (Capital Goods)	1,113,243
112,000	Fujitec Co. Ltd. (Capital Goods)	1,410,725
94,700	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	3,413,914
38,600	KDDI Corp. (Telecommunication Services)	1,983,653
185,000	Kubota Corp. (Capital Goods)	2,688,802
28,300	Makita Corp. (Capital Goods)	1,648,850
137,900	Nomura Real Estate Holdings, Inc. (Real Estate)	3,404,742
26,400	Rinnai Corp. (Consumer Durables & Apparel)	1,961,889
87,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,256,597
391,000	Tokyo Gas Co. Ltd. (Utilities)	2,144,604
56,600	Unicharm Corp. (Household & Personal Products)	3,312,298

		30,828,550

Netherlands – 1.7%
93,627	Unilever NV CVA (Food, Beverage & Tobacco)	3,573,432

Russia – 2.7%
8,578	Magnit OJSC (Food & Staples Retailing)	2,171,367
33,519	OAO Lukoil ADR (Energy)	2,120,783
111,169	Sberbank of Russia ADR (Banks)	1,337,753

		5,629,903

Singapore – 1.2%
185,000	DBS Group Holdings Ltd. (Banks)	2,421,767

South Africa – 0.7%
467,751	Nampak Ltd. (Materials)	1,454,045

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – 1.1%
37,859	Kia Motors Corp. (Automobiles & Components)	$ 2,298,286

Spain – 3.6%
460,710	Banco Santander SA (Banks)	3,756,230
233,400	Telefonica SA (Telecommunication Services)	3,628,463

		7,384,693

Sweden – 2.5%
120,357	Scania AB Class B (Capital Goods)	2,580,254
200,333	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	2,668,184

		5,248,438

Switzerland – 7.1%
125,019	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,823,322
38,263	Julius Baer Group Ltd. (Diversified Financials)*	1,786,627
91,509	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,038,705
42,219	Wolseley PLC (Capital Goods)	2,184,312

		14,832,966

Taiwan – 1.3%
120,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,482,275
75,955	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	1,288,197

		2,770,472

United Kingdom – 16.1%
531,431	BP PLC (Energy)	3,725,779
608,728	Direct Line Insurance Group PLC (Insurance)	2,101,022
646,738	HSBC Holdings PLC (Banks)	6,999,874
411,513	Melrose Industries PLC (Capital Goods)	1,997,902
316,024	Partnership Assurance Group PLC (Insurance)*	2,107,838
118,028	Rio Tinto PLC (Materials)	5,761,303
34,434	Spirax-Sarco Engineering PLC (Capital Goods)	1,678,292
143,316	Telecity Group PLC (Software & Services)	1,925,252
2,005,824	Vodafone Group PLC (Telecommunication Services)	7,040,092

		33,337,354

TOTAL COMMON STOCKS		$189,555,658

Shares	Description	Value
Preferred Stock – 0.8%
Germany – 0.8%
14,907	Sartorius AG (Health Care Equipment & Services)	$ 1,664,301

Exchange Traded Funds – 6.6%
Japan – 4.1%
709,512	iShares MSCI Japan Fund	8,450,288

United States – 2.5%
81,294	iShares MSCI EAFE Fund	5,185,744

TOTAL EXCHANGE TRADED FUNDS		$ 13,636,032

TOTAL INVESTMENTS – 98.7%		$204,855,991

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		2,610,611

NET ASSETS – 100.0%		$207,466,602

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$183,638,619

Gross unrealized gain	24,571,360
Gross unrealized loss	(3,353,988)

Net unrealized security gain	$21,217,372

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.4%
Automobiles & Components – 2.1%
12,262	Dana Holding Corp.	$ 280,064
10,132	Dorman Products, Inc.	502,041
26,801	Gentex Corp.	685,838
5,736	Modine Manufacturing Co.*	83,918
6,436	Standard Motor Products, Inc.	206,982
15,852	Stoneridge, Inc.*	171,360
11,232	Superior Industries International, Inc.	200,266
7,367	Tenneco, Inc.*	372,033

		2,502,502

Banks – 5.8%
4,876	1st Source Corp.	131,262
11,422	Associated Banc-Corp.	176,927
1,557	BOK Financial Corp.	98,636
18,256	Central Pacific Financial Corp.	323,131
2,296	Chemical Financial Corp.	64,104
915	City Holding Co.	39,564
26,229	Columbia Banking System, Inc.	647,856
54,386	CVB Financial Corp.	735,299
6,132	First Bancorp, Inc.	102,895
688	First Citizens BancShares, Inc. Class A	141,453
19,124	First Financial Bancorp	290,111
28,099	First Interstate Bancsystem, Inc.	678,591
2,051	Great Southern Bancorp, Inc.	57,900
8,482	Hancock Holding Co.	266,165
13,460	International Bancshares Corp.	291,140
3,260	Oritani Financial Corp.	53,660
37,349	PrivateBancorp, Inc.	799,269
7,506	Renasant Corp.	203,938
3,877	Sterling Financial Corp.	111,076
42,126	Susquehanna Bancshares, Inc.	528,681
46,228	Umpqua Holdings Corp.(a)	749,818
23,462	United Community Banks, Inc.*	351,930

		6,843,406

Capital Goods – 10.0%
14,672	AAON, Inc.	389,688
24,476	AAR Corp.	668,929
5,559	AECOM Technology Corp.*	173,830
1,857	Alamo Group, Inc.	90,826
13,384	Albany International Corp. Class A	480,084
7,678	Alliant Techsystems, Inc.	749,066
3,352	American Science & Engineering, Inc.	202,159
5,860	American Woodmark Corp.*	203,049
8,625	Astec Industries, Inc.	310,155
9,022	Barnes Group, Inc.	315,048
15,885	Brady Corp. Class A	484,493
19,926	Briggs & Stratton Corp.	400,911
6,847	Ducommun, Inc.*	196,372
15,590	EnerSys, Inc.	945,222
11,602	EnPro Industries, Inc.*	698,556
665	Esterline Technologies Corp.*	53,127
21,359	Exelis, Inc.	335,550
9,010	Hyster-Yale Materials Handling, Inc.	807,927
715	IDEX Corp.	46,654
17,716	II-VI, Inc.*	333,415
16,456	John Bean Technologies Corp.	409,425
6,178	Kadant, Inc.	207,519

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
8,849	Kaydon Corp.	$ 314,317
22,341	LSI Industries, Inc.	188,558
8,267	Lydall, Inc.*	141,944
9,579	Miller Industries, Inc.	162,651
9,052	Orbital Sciences Corp.*	191,721
16,132	Polypore International, Inc.*(a)	660,928
1,545	Simpson Manufacturing Co., Inc.	50,321
4,766	Taser International, Inc.*	71,061
15,438	Tecumseh Products Co. Class A*	138,170
8,446	Universal Forest Products, Inc.	355,577
6,747	WABCO Holdings, Inc.*	568,502
2,204	Watsco, Inc.	207,771
4,280	Watts Water Technologies, Inc. Class A	241,264

		11,794,790

Commercial & Professional Services – 3.9%
11,013	CDI Corp.	168,609
3,172	Consolidated Graphics, Inc.*	177,822
9,051	Deluxe Corp.	377,065
5,824	FTI Consulting, Inc.*	220,147
8,302	Heidrick & Struggles International, Inc.	158,236
4,419	ICF International, Inc.*	156,477
11,844	Insperity, Inc.	445,334
35,128	Kelly Services, Inc. Class A	683,942
13,701	Kforce, Inc.	242,371
18,046	Kimball International, Inc. Class B	200,130
16,499	Korn/Ferry International*	353,079
8,571	Manpowergroup, Inc.	623,454
20,955	Quad/Graphics, Inc.(a)	636,194
4,370	R.R. Donnelley & Sons Co.	69,046
9,337	RPX Corp.*	163,678

		4,675,584

Consumer Durables & Apparel – 4.3%
7,770	Blyth, Inc.(a)	107,459
12,335	Brunswick Corp.	492,290
10,878	Columbia Sportswear Co.	655,182
4,031	Crocs, Inc.*	54,862
2,729	CSS Industries, Inc.	65,523
12,744	Ethan Allen Interiors, Inc.	355,175
86,664	Hovnanian Enterprises, Inc. Class A*(a)	453,253
1,536	iRobot Corp.*	57,861
7,145	Movado Group, Inc.	312,594
3,351	NACCO Industries, Inc. Class A	185,712
8,858	Perry Ellis International, Inc.	166,885
22,607	Skechers U.S.A., Inc. Class A*	703,304
27,644	Smith & Wesson Holding Corp.*(a)	303,808
13,118	Sturm, Ruger & Co., Inc.(a)	821,580
14,744	William Lyon Homes Class A*	299,598

		5,035,086

Consumer Services – 5.7%
7,570	American Public Education, Inc.*	286,146
33,477	Apollo Group, Inc. Class A*	696,656
6,442	Ascent Capital Group, Inc. Class A*	519,354
7,835	Bally Technologies, Inc.*	564,590

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
1,044	Biglari Holdings, Inc.*	$ 430,828
49,230	Boyd Gaming Corp.*	696,605
3,850	Capella Education Co.*	217,756
1,148	CEC Entertainment, Inc.	52,647
17,188	K12, Inc.*	530,765
11,120	Krispy Kreme Doughnuts, Inc.*	215,061
12,665	Outerwall, Inc.*(a)	633,123
1,580	Papa John’s International, Inc.	110,410
2,360	Red Robin Gourmet Burgers, Inc.*	167,796
3,348	Strayer Education, Inc.(a)	139,009
28,631	Texas Roadhouse, Inc.	752,423
27,209	WMS Industries, Inc.*	706,074

		6,719,243

Diversified Financials – 6.4%
65,613	BGC Partners, Inc. Class A	370,713
36,839	BlackRock Kelso Capital Corp.	349,602
17,689	Cash America International, Inc.	800,958
677	Diamond Hill Investment Group, Inc.	72,405
2,184	Financial Engines, Inc.	129,817
10,251	FXCM, Inc. Class A	202,457
7,909	GAMCO Investors, Inc. Class A	600,530
14,135	Gladstone Capital Corp.	123,399
14,823	Green Dot Corp. Class A*	390,290
16,159	Greenhill & Co., Inc.	806,011
18,609	Investment Technology Group, Inc.*	292,534
71,562	Janus Capital Group, Inc.	608,993
18,343	Nelnet, Inc. Class A	705,288
32,840	PHH Corp.*	779,622
4,105	Piper Jaffray Companies*	140,760
449	Virtus Investment Partners, Inc.*	73,025
7,619	Walter Investment Management Corp.*	301,255
12,713	WisdomTree Investments, Inc.*	147,598
7,779	World Acceptance Corp.*	699,488

		7,594,745

Energy – 2.6%
11,037	C&J Energy Services, Inc.*(a)	221,623
6,640	Comstock Resources, Inc.	105,642
3,425	Contango Oil & Gas Co.	125,869
72,723	EXCO Resources, Inc.(a)	490,153
14,187	Exterran Holdings, Inc.*	391,136
61,948	Forest Oil Corp.*	377,883
2,985	Green Plains Renewable Energy, Inc.	47,909
9,463	Helix Energy Solutions Group, Inc.*	240,076
22,501	Northern Oil and Gas, Inc.*	324,689
19,422	Parker Drilling Co.*	110,705
33,315	SandRidge Energy, Inc.*(a)	195,226
986	SEACOR Holdings, Inc.	89,174
9,582	Ship Finance International Ltd.	146,317
6,229	Stone Energy Corp.*	202,007

		3,068,409

Food & Staples Retailing – 0.1%
11,024	The Pantry, Inc.*	122,146

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – 2.0%
9,175	Lancaster Colony Corp.	$ 718,311
49,299	Pilgrim’s Pride Corp.*(b)	827,730
10,887	Sanderson Farms, Inc.	710,268
55	Seaboard Corp.	151,140

		2,407,449

Health Care Equipment & Services – 5.0%
2,094	Align Technology, Inc.*	100,763
6,144	Amedisys, Inc.*	105,800
12,634	AMN Healthcare Services, Inc.*	173,844
4,871	Bio-Reference Labs, Inc.*(a)	145,545
1,035	Computer Programs & Systems, Inc.	60,548
5,864	Corvel Corp.*	216,792
2,989	Cynosure, Inc. Class A*	68,179
4,952	ICU Medical, Inc.*	336,389
31,683	Kindred Healthcare, Inc.	425,503
12,833	Magellan Health Services, Inc.*	769,467
25,946	Masimo Corp.	691,201
5,328	Meridian Bioscience, Inc.	126,007
20,102	Molina Healthcare, Inc.*	715,631
2,500	National Healthcare Corp.	118,175
4,208	Omnicell, Inc.*	99,645
13,358	PharMerica Corp.*	177,261
31,572	Quality Systems, Inc.	686,060
13,773	Select Medical Holdings Corp.	111,148
22,345	Skilled Healthcare Group, Inc. Class A*	97,424
17,644	Triple-S Management Corp. Class B*	324,473
8,175	Vascular Solutions, Inc.*	137,340
2,771	WellCare Health Plans, Inc.*	193,250

		5,880,445

Household & Personal Products – 0.6%
8,370	USANA Health Sciences, Inc.*	726,432

Insurance – 1.9%
692	Allied World Assurance Co. Holdings AG	68,778
21,560	Amtrust Financial Services, Inc.(a)	842,134
2,098	Aspen Insurance Holdings Ltd.	76,136
2,407	Employers Holdings, Inc.	71,584
4,129	Global Indemnity PLC*	105,124
7,685	Primerica, Inc.	310,013
45,967	Symetra Financial Corp.	819,132

		2,292,901

Materials – 6.0%
18,629	A. Schulman, Inc.	548,810
16,364	Allegheny Technologies, Inc.	499,429
15,146	Cliffs Natural Resources, Inc.(a)	310,493
7,229	Commercial Metals Co.	122,532
2,230	FutureFuel Corp.	40,051
32,560	Globe Specialty Metals, Inc.	501,750
731	Kaiser Aluminum Corp.	52,084
3,972	Koppers Holdings, Inc.	169,406
14,155	Materion Corp.	453,809
17,896	Olin Corp.	412,861
12,567	OM Group, Inc.*	424,513
5,686	OMNOVA Solutions, Inc.*	48,615
2,260	P.H. Glatfelter Co.	61,178

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
8,098	Reliance Steel & Aluminum Co.	$ 593,340
14,190	Schnitzer Steel Industries, Inc. Class A	390,793
2,954	Schweitzer-Mauduit International, Inc.	178,806
48,974	Senomyx, Inc.*	172,878
12,931	Stepan Co.	746,507
31,534	SunCoke Energy, Inc.*	536,078
730	The Valspar Corp.	46,304
21,438	Worthington Industries, Inc.	738,110

		7,048,347

Media – 0.6%
8,061	Entercom Communications Corp. Class A*	70,776
7,679	Harte-Hanks, Inc.	67,805
23,343	Journal Communications, Inc. Class A*	199,583
11,925	Scholastic Corp.	341,651

		679,815

Pharmaceuticals, Biotechnology & Life Sciences – 7.5%
7,091	Acorda Therapeutics, Inc.*	243,079
33,443	Affymetrix, Inc.*	207,347
24,117	Arena Pharmaceuticals, Inc.*(a)	127,096
14,233	Cambrex Corp.*	187,876
20,644	Cepheid, Inc.*	805,942
12,962	Charles River Laboratories International, Inc.*	599,622
10,916	Cubist Pharmaceuticals, Inc.*	693,712
22,468	Curis, Inc.*(a)	100,207
19,736	Emergent Biosolutions, Inc.*	375,971
21,806	Genomic Health, Inc.*(a)	666,827
5,598	Halozyme Therapeutics, Inc.*	61,802
28,985	Isis Pharmaceuticals, Inc.*(a)	1,088,097
1,256	Ligand Pharmaceuticals, Inc. Class B*	54,360
6,289	Luminex Corp.*	125,780
21,278	MannKind Corp.*(a)	121,285
11,934	Momenta Pharmaceuticals, Inc.*	171,730
1,898	Myriad Genetics, Inc.*	44,603
17,825	PAREXEL International Corp.*	895,350
88,504	PDL BioPharma, Inc.(a)	705,377
3,375	Questcor Pharmaceuticals, Inc.	195,750
2,496	Sagent Pharmaceuticals, Inc.*	50,918
12,634	Sangamo Biosciences, Inc.*	132,404
20,549	Santarus, Inc.*	463,791
25,949	Sciclone Pharmaceuticals, Inc.*	131,561
8,709	United Therapeutics Corp.*	686,705

		8,937,192

Real Estate – 5.2%
9,162	American Assets Trust, Inc. (REIT)	279,533
12,847	Aviv REIT, Inc. (REIT)	292,912
17,281	Colony Financial, Inc. (REIT)	345,274
10,642	CoreSite Realty Corp. (REIT)	361,189
8,729	Corrections Corp. of America (REIT)	301,587
37,814	Cousins Properties, Inc. (REIT)	389,106
11,887	CubeSmart (REIT)	212,064
2,179	Extra Space Storage, Inc. (REIT)	99,689

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
17,228	Forestar Group, Inc.*	$ 370,919
16,513	Getty Realty Corp. (REIT)	320,848
7,912	Investors Real Estate Trust (REIT)	65,274
2,515	Jones Lang LaSalle, Inc.	219,559
3,830	PS Business Parks, Inc. (REIT)	285,795
14,599	Realogy Holdings Corp.*	628,049
18,638	Ryman Hospitality Properties, Inc. (REIT)(a)	643,197
4,411	Sovran Self Storage, Inc. (REIT)	333,824
3,245	Taubman Centers, Inc. (REIT)	218,421
24,871	The Geo Group, Inc. (REIT)	826,961

		6,194,201

Retailing – 3.8%
8,794	Barnes & Noble, Inc.*	113,794
1,689	Blue Nile, Inc.*	69,131
9,959	Brown Shoe Co., Inc.	233,738
3,287	Destination Maternity Corp.	104,527
10,209	Fred’s, Inc. Class A	159,771
14,488	GameStop Corp. Class A	719,329
18,678	Guess?, Inc.	557,538
2,892	Haverty Furniture Companies, Inc.	70,941
11,564	hhgregg, Inc.*	207,111
4,978	HomeAway, Inc.*	139,384
9,914	Lithia Motors, Inc. Class A	723,325
7,293	Monro Muffler Brake, Inc.	339,052
11,900	OfficeMax, Inc.	152,201
36,244	Orbitz Worldwide, Inc.*	349,030
11,823	Stein Mart, Inc.	162,211
29,214	The Pep Boys-Manny Moe & Jack*	364,299

		4,465,382

Semiconductors & Semiconductor Equipment – 3.5%
13,360	Advanced Energy Industries, Inc.*	234,067
8,639	Cabot Microelectronics Corp.*	332,774
46,333	Cypress Semiconductor Corp.*	432,750
7,015	DSP Group, Inc.*	49,456
28,252	International Rectifier Corp.*	699,802
66,936	Intersil Corp. Class A	751,691
28,994	Micrel, Inc.	264,136
5,524	Monolithic Power Systems, Inc.	167,267
8,735	Photronics, Inc.*	68,395
27,640	PLX Technology, Inc.*	166,393
72,964	Rambus, Inc.*	685,862
26,081	Spansion, Inc. Class A*	263,157

		4,115,750

Software & Services – 8.8%
10,939	Acxiom Corp.*	310,558
26,781	Aspen Technology, Inc.*	925,284
23,478	AVG Technologies NV*	562,063
6,449	Blucora, Inc.*	148,198
9,303	Booz Allen Hamilton Holding Corp.	179,734
39,913	Ciber, Inc.*	131,713
16,822	Constant Contact, Inc.*	398,513
12,586	CoreLogic, Inc.*	340,451
11,209	CSG Systems International, Inc.	280,785

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
18,157	Digital River, Inc.*	$ 324,466
10,855	Euronet Worldwide, Inc.*	432,029
9,572	Forrester Research, Inc.	351,867
10,625	Global Cash Access Holdings, Inc.*	82,981
24,187	ManTech International Corp. Class A	695,618
25,040	Marchex, Inc. Class B	182,291
3,180	Monotype Imaging Holdings, Inc.	91,139
9,828	Netscout Systems, Inc.*	251,302
1,468	Pegasystems, Inc.	58,441
7,763	QAD, Inc. Class A	105,887
7,660	Sapient Corp.*	119,266
19,928	SS&C Technologies Holdings, Inc.*	759,257
3,994	Stamps.com, Inc.*	183,444
10,475	TeleTech Holdings, Inc.*	262,818
10,273	The Active Network, Inc.*	147,007
58,002	TiVo, Inc.*	721,545
4,485	Travelzoo, Inc.*	119,032
36,807	ValueClick, Inc.*	767,426
14,255	VistaPrint NV*(a)	805,693
23,375	WebMD Health Corp.*	668,525

		10,407,333

Technology Hardware & Equipment – 5.8%
4,038	Aruba Networks, Inc.*	67,192
27,032	AVX Corp.	354,930
32,750	Benchmark Electronics, Inc.*	749,648
4,826	Checkpoint Systems, Inc.*	80,594
41,270	Extreme Networks, Inc.*	215,429
49,144	Harmonic, Inc.*	377,917
31,123	Imation Corp.*	127,604
51,766	Infinera Corp.*	585,473
20,908	InterDigital, Inc.	780,496
16,682	Lexmark International, Inc. Class A	550,506
3,061	Methode Electronics, Inc.	85,708
3,032	Plexus Corp.*	112,790
12,871	Rofin-Sinar Technologies, Inc.*	311,607
43,890	Sanmina Corp.*	767,636
3,023	ScanSource, Inc.*	104,596
23,506	Symmetricom, Inc.*	113,299
14,581	Synaptics, Inc.*	645,647
49,840	Tellabs, Inc.	113,137
34,494	TTM Technologies, Inc.*	336,317
33,459	Vishay Intertechnology, Inc.*	431,287

		6,911,813

Telecommunication Services – 1.2%
15,011	Cbeyond, Inc.*	96,221
8,305	magicJack VocalTec Ltd.*	106,885
16,460	Telephone & Data Systems, Inc.	486,393
11,532	United States Cellular Corp.	525,052
11,582	USA Mobility, Inc.	164,001

		1,378,552

Transportation – 3.0%
9,689	Alaska Air Group, Inc.	606,725
7,607	Allegiant Travel Co.	801,474
24,604	Heartland Express, Inc.	349,131

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
22,013	Knight Transportation, Inc.	$ 363,655
17,688	Matson, Inc.	463,956
29,138	Pacer International, Inc.*	180,364
24,288	Republic Airways Holdings, Inc.*	289,027
1,734	Seaspan Corp.	42,431
27,887	SkyWest, Inc.	404,919

		3,501,682

Utilities – 0.6%
11,451	Genie Energy Ltd. Class B*	112,220
3,806	Northwest Natural Gas Co.	159,776
9,340	Southwest Gas Corp.	467,000

		738,996

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$114,042,201

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 7.9%
Goldman Sachs Financial Square Money Market Fund — FST Shares
9,334,575	0.058%	$ 9,334,575

TOTAL INVESTMENTS – 104.3%		$123,376,776

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.3)%		(5,093,852)

NET ASSETS – 100.0%		$118,282,924

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	3	December 2013	$321,420	$2,320

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$108,400,528

Gross unrealized gain	17,709,388
Gross unrealized loss	(2,733,140)

Net unrealized security gain	$14,976,248

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Automobiles & Components – 0.4%
57,942	Gentex Corp.	$ 1,482,736
7,627	Johnson Controls, Inc.	316,520

		1,799,256

Banks – 2.4%
31,539	The PNC Financial Services Group, Inc.	2,285,001
133,087	U.S. Bancorp	4,868,322
66,180	Wells Fargo & Co.	2,734,558

		9,887,881

Capital Goods – 8.4%
2,623	Alliant Techsystems, Inc.	255,900
72,834	Danaher Corp.	5,048,853
37,909	Donaldson Co., Inc.	1,445,470
336,101	General Electric Co.	8,029,453
64,009	Illinois Tool Works, Inc.	4,881,966
3,472	Jacobs Engineering Group, Inc.*	202,001
59,916	Raytheon Co.	4,617,726
53,000	The Boeing Co.	6,227,500
41,202	WABCO Holdings, Inc.*	3,471,681

		34,180,550

Commercial & Professional Services – 0.7%
39,855	Manpowergroup, Inc.	2,899,053

Consumer Durables & Apparel – 4.4%
2,074	Fossil Group, Inc.*	241,082
93,266	Garmin Ltd.(a)	4,214,691
64,918	Hasbro, Inc.(a)	3,060,234
78,312	NIKE, Inc. Class B	5,688,584
25,997	PulteGroup, Inc.	428,950
26,315	Ralph Lauren Corp.	4,334,870

		17,968,411

Consumer Services – 3.1%
99,820	Apollo Group, Inc. Class A*	2,077,254
1,940	Bally Technologies, Inc.*	139,796
120,061	Carnival Corp.	3,918,791
30,369	Las Vegas Sands Corp.	2,017,109
27,761	Wynn Resorts Ltd.	4,386,516

		12,539,466

Diversified Financials – 6.8%
199,757	Bank of America Corp.	2,756,647
68,436	Capital One Financial Corp.	4,704,291
50,958	Citigroup, Inc.	2,471,972
179,306	JPMorgan Chase & Co.	9,268,327
5,133	Legg Mason, Inc.	171,647
43,512	Morgan Stanley	1,172,648
98,268	SEI Investments Co.	3,037,464
176,840	The Charles Schwab Corp.	3,738,398

		27,321,394

Energy – 7.5%
10,805	Anadarko Petroleum Corp.	1,004,757
84,051	Baker Hughes, Inc.	4,126,904
37,211	Cabot Oil & Gas Corp.	1,388,714
37,704	Chesapeake Energy Corp.	975,780
14,665	ConocoPhillips	1,019,364
19,578	Devon Energy Corp.	1,130,825
24,975	EOG Resources, Inc.	4,227,768

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
59,651	Hess Corp.	$ 4,613,408
6,538	Occidental Petroleum Corp.	611,565
70,639	Phillips 66	4,084,347
44,795	Rowan Companies PLC Class A*	1,644,872
74,491	Southwestern Energy Co.*	2,709,983
42,974	Valero Energy Corp.	1,467,562
59,027	WPX Energy, Inc.*	1,136,860

		30,142,709

Food & Staples Retailing – 2.2%
46,695	Costco Wholesale Corp.	5,375,529
4,443	CVS Caremark Corp.	252,140
45,513	Safeway, Inc.	1,455,961
21,892	Wal-Mart Stores, Inc.	1,619,132

		8,702,762

Food, Beverage & Tobacco – 4.4%
170,675	Altria Group, Inc.	5,862,686
68,283	Archer-Daniels-Midland Co.	2,515,546
1,703	Bunge Ltd.	129,275
8,807	Green Mountain Coffee Roasters, Inc.*	663,431
72,094	Lorillard, Inc.	3,228,369
29,198	Molson Coors Brewing Co. Class B	1,463,696
4,027	Monster Beverage Corp.*	210,411
44,014	Philip Morris International, Inc.	3,811,172

		17,884,586

Health Care Equipment & Services – 5.7%
159,788	Abbott Laboratories	5,303,364
212,261	Boston Scientific Corp.*	2,491,944
56,419	Edwards Lifesciences Corp.*	3,928,455
17,228	McKesson Corp.	2,210,352
102,514	Medtronic, Inc.	5,458,871
21,924	St. Jude Medical, Inc.	1,176,003
33,360	Varian Medical Systems, Inc.*	2,492,993

		23,061,982

Household & Personal Products – 0.5%
31,342	Herbalife Ltd.(a)	2,186,731

Materials – 4.6%
29,142	Allegheny Technologies, Inc.	889,414
49,421	LyondellBasell Industries NV Class A	3,619,100
2,987	Packaging Corp. of America	170,528
28,379	PPG Industries, Inc.	4,740,996
34,949	Reliance Steel & Aluminum Co.	2,560,713
1,754	Sigma-Aldrich Corp.	149,616
35,550	The Dow Chemical Co.	1,365,120
14,680	The Sherwin-Williams Co.	2,674,402
36,301	The Valspar Corp.	2,302,573

		18,472,462

Media – 1.3%
83,504	Comcast Corp. Class A	3,655,325
22,791	DIRECTV*	1,361,762
19,401	News Corp. Class A*	311,580

		5,328,667

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
10,088	AbbVie, Inc.	$ 451,236
20,919	Alexion Pharmaceuticals, Inc.*	2,429,951
20,898	Allergan, Inc.	1,890,224
9,817	Amgen, Inc.	1,098,915
3,052	Biogen Idec, Inc.*	734,800
31,315	Celgene Corp.*	4,820,318
79,449	Gilead Sciences, Inc.*	4,992,575
116,531	Johnson & Johnson	10,102,073
128,587	Merck & Co., Inc.	6,122,027
322,378	Pfizer, Inc.	9,255,472

		41,897,591

Real Estate – 4.0%
59,665	American Tower Corp. (REIT)	4,422,966
4,600	Apartment Investment & Management Co. Class A (REIT)	128,524
107,517	CBRE Group, Inc. Class A*	2,486,868
20,230	Public Storage (REIT)	3,247,927
92,914	Realogy Holdings Corp.*	3,997,160
28,493	Taubman Centers, Inc. (REIT)	1,917,864

		16,201,309

Retailing – 6.2%
9,728	AutoZone, Inc.*	4,112,317
63,154	GameStop Corp. Class A	3,135,596
15,826	Guess?, Inc.	472,406
25,925	L Brands, Inc.	1,584,018
87,428	Lowe’s Companies, Inc.	4,162,447
22,053	O’Reilly Automotive, Inc.*	2,813,742
11,164	Staples, Inc.	163,553
81,539	Target Corp.	5,216,865
33,589	The Home Depot, Inc.	2,547,726
27,045	Urban Outfitters, Inc.*	994,445

		25,203,115

Semiconductors & Semiconductor Equipment – 1.9%
164,026	Broadcom Corp. Class A	4,266,316
30,903	Lam Research Corp.*	1,581,925
65,155	Maxim Integrated Products, Inc.	1,941,619

		7,789,860

Software & Services – 8.9%
29,214	AOL, Inc.*	1,010,220
7,052	CoreLogic, Inc.*	190,757
103,648	eBay, Inc.*	5,782,522
12,221	Google, Inc. Class A*	10,704,496
33,047	International Business Machines Corp.	6,119,643
2,513	Mastercard, Inc. Class A	1,690,696
217,309	Oracle Corp.	7,208,140
8,647	Symantec Corp.	214,013
39,888	VMware, Inc. Class A*	3,226,939

		36,147,426

Technology Hardware & Equipment – 8.2%
27,876	Apple, Inc.	13,289,883
12,887	AVX Corp.	169,206
142,579	Cisco Systems, Inc.	3,339,200
134,108	Corning, Inc.	1,956,636
294,819	Flextronics International Ltd.*	2,679,905
236,167	Hewlett-Packard Co.	4,954,784

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
4,019	Lexmark International, Inc. Class A	$ 132,627
8,576	QUALCOMM, Inc.	577,679
88,083	TE Connectivity Ltd.	4,560,938
6,175	Western Digital Corp.	391,495
97,014	Xerox Corp.	998,274

		33,050,627

Telecommunication Services – 3.5%
263,055	AT&T, Inc.	8,896,520
90,807	CenturyLink, Inc.	2,849,524
5,331	Telephone & Data Systems, Inc.	157,531
51,348	Verizon Communications, Inc.	2,395,898

		14,299,473

Transportation – 1.3%
2,458	Alaska Air Group, Inc.	153,920
38,208	FedEx Corp.	4,359,915
11,356	Southwest Airlines Co.	165,343
6,300	United Parcel Service, Inc. Class B	575,631

		5,254,809

Utilities – 0.2%
28,892	AES Corp.	383,974
7,759	Exelon Corp.	229,977

		613,951

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$392,834,071

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 1.9%
Goldman Sachs Financial Square Money Market Fund — FST Shares
7,614,625	0.058%	$ 7,614,625

TOTAL INVESTMENTS – 98.9%		$400,448,696

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		4,443,934

NET ASSETS – 100.0%		$404,892,630

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(c)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$376,669,378

Gross unrealized gain	30,670,189
Gross unrealized loss	(6,890,871)

Net unrealized security gain	$23,779,318

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy (except VIT Money Market Fund) is to value investments at fair value.

It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s or Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM or GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM or GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At September 30, 2013, the Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of October 1, 2013, as follows:

Principal Amount	Maturity Value	Collateral Value
$24,900,000	$24,900,053	$25,550,394

REPURCHASE AGREEMENTS — At September 30, 2013, the Principal Amounts of the Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.080%	$3,434,483
BNP Paribas Securities Corp.	0.050	4,293,103
Citibank, N.A.	0.100	4,906,404
Crédit Agricole Corporate and Investment Bank	0.080	7,359,606
Wells Fargo Securities LLC	0.070	4,906,404
TOTAL		$24,900,000

At September 30, 2013, the Joint Repurchase Agreement Account III was fully collateralized by cash and the following securities:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 7.000%	10/01/13 to 09/01/43
Federal National Mortgage Association	2.000 to 8.500	10/01/13 to 08/01/47
Government National Mortgage Association	3.500 to 5.000	07/20/41 to 08/15/42
U.S. Treasury Note	0.250	05/31/14

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2013. For the Money Market Fund, all investments are classified as Level 2. Please refer to the Schedule of Investments for further detail.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$32,036,794	$—
Mortgage-Backed Obligations	—	43,487,765	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	22,079,012	7,667,848	—
Asset-Backed Securities	—	9,439,741	—
Foreign Debt Obligations	1,667,966	3,924,054	—
Municipal Debt Obligations	—	3,435,540	—
Government Guarantee Obligations	—	1,120,064	—
Total	$23,746,978	$101,111,806	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(3,247,656)	$—

Derivative Type
Assets(a)
Futures Contracts	$195,087	$—	$—
Forward Foreign Currency Exchange Contracts	—	58,280	—
Liabilities(a)
Futures Contracts	$(147,223)	$—	$—
Forward Foreign Currency Exchange Contracts	—	(175,644)	—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$179,653,581	$—	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	139,995	—	—
Total	$179,793,576	$—	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(5,416)	$—	$—

GLOBAL MARKETS NAVIGATOR

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Agency Debenture	$—	$12,244,187	$—
U.S. Treasury Obligation and/or Other U.S. Government Agencies	6,424,784	—	—
Exchange Traded Funds	29,426,442	—	—
Investment Company	8,141,354	—	—
Securities Lending Reinvestment Vehicle	2,773,125	—	—
Total	$46,765,705	$12,244,187	$—

Derivative Type
Assets(a)
Futures Contracts	$403,206	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$193,992,103	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2		Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$49,077,949		$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	2,613,672	—		—
Asset-Backed Securities	—	17,464,763		—
Total	$2,613,672	$66,542,712		$—

Derivative Type
Assets(a)
Futures Contracts	$32,268	$—		$—
Liabilities(a)
Futures Contracts	$(195,047)	$—		$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$1,088,775,955	$—		$—

MID CAP VALUE

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$954,826,985	$—		$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$472,465,523	$—		$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$5,185,744	$—		$—
Other	9,738,485	189,931,762	(b)	—
Total	$14,924,229	$189,931,762		$—

STRUCTURED SMALL CAP EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$114,042,201	$—		$—
Securities Lending Reinvestment Vehicle	9,334,575	—		—
Total	$123,376,776	$—		$—

Derivative Type
Assets(a)
Futures Contracts	$2,320	$—		$—

STRUCTURED U.S. EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$392,834,071	$—		$—
Securities Lending Reinvestment Vehicle	7,614,625	—		—
Total	$400,448,696	$—		$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 26, 2013

By (Signature and Title)*	/s/ SCOTT McHUGH, PRINCIPAL FINANCIAL OFFICER

Date November 26, 2013

*	Print the name and title of each signing officer under his or her signature.